                                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                               FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                          INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                                                            SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                                                    USAA MUTUAL FUNDS TRUST
                                                                                    9800 FREDERICKSBURG ROAD
                                                                                    SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA INCOME FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2010

[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA INCOME FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA INCOME FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JANUARY 31, 2010

 ===============================================

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

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FUND OBJECTIVE

MAXIMUM CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

   Portfolio of Investments                                                   19

   Notes to Portfolio of Investments                                          38

   Financial Statements                                                       43

   Notes to Financial Statements                                              46

EXPENSE EXAMPLE                                                               61

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"I EXPECT THIS RECOVERY TO PROCEED AT
A SLOWER PACE THAN THOSE IN RECENT                 [PHOTO OF DANIEL S. McNAMARA]
MEMORY."

--------------------------------------------------------------------------------

FEBRUARY 2010

The U.S. economy appears to be on the mend. As the reporting period ended, the federal government announced that the U.S. gross domestic product grew 5.9%
during the fourth quarter of 2009. The strong showing followed a 2.2% expansion in the third quarter. While these numbers are encouraging, it is still too early to declare that a long-term sustainable recovery has begun. Much of the growth has been the result of inventory reduction, driven largely by the government's
"cash for clunkers" auto rebate program and its first-time homebuyer tax credit.
Consumers took advantage of the incentives to make purchases they might have put off for a few years, but when the programs ended so did most of the spending.

There are also other obstacles to a sustained recovery. Although housing prices have stabilized, the residential real estate market is fragile. Unemployment remains high. Companies are making do with less, delaying hiring, and continuing to lay off workers. While this may increase productivity and the financial bottom line of individual businesses, it also acts as a drag on consumer spending and on the speed at which the economy will return to more historically normal levels of growth. As a result, I expect this recovery to proceed at a slower pace than those in recent memory.

Nevertheless, I am cautiously optimistic. Improved economic conditions may give the Federal Reserve Board (the Fed) the flexibility to pull back at least some of the stimulus money it pumped into the financial system. Caution is essential. If the Fed governors unwind the stimulus too soon,

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2  | USAA INCOME FUND

================================================================================

they could stall the recovery. An inordinate delay could unleash inflation. At the very least, the Fed is likely to keep short-term interest rates low until the recovery is well underway. As I write to you, inflation does not appear to be an immediate threat because employment remains weak and excess capacity remains high. As a result, most businesses lack pricing power. However, I am concerned about the projections for continued deficit spending, which could feed inflation as the decade progresses.

So, how do we invest in this challenging environment? Money market yields are at record lows. Bonds have experienced a remarkable rally, but their prices have moved close to historic norms. Equities, which rebounded from their March 2009 lows, gave back some of their gains toward the end of the reporting period.

Under the circumstances, I plan to keep my guard up and stay focused on my investment plan. During the market decline, many investors were not appropriately positioned relative to their time horizon or risk tolerance. With this in mind, I recently took some time to reflect on my own goals, reconsider my risk tolerance, make a few changes to my investment strategy, and reposition my portfolio. I encourage you to do the same. If you would like assistance, please call one of our trained service representatives. They are available to help you -- free of charge.

At USAA Investment Management Company, we are proud to provide you with what we consider an exceptional value -- outstanding service, world-class investment talent, and a broad array of no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/s/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGER'S COMMENTARY ON THE FUND

MARGARET "DIDI" WEINBLATT, Ph.D., CFA       [PHOTO OF MARGARET "DIDI" WEINBLATT]
USAA Investment Management Company

--------------------------------------------------------------------------------

o   HOW DID THE USAA INCOME FUND (THE FUND SHARES) PERFORM?

    For the six-month period ended January 31, 2010, the Fund Shares had a total return of 8.13%. This compares to returns of 6.53% for the Lipper
    Corporate Debt Funds A Rated Index, 6.62% for the Lipper Corporate Debt
    Funds A Rated Average, and 3.87% for the Barclays Capital U.S. Aggregate
    Bond Index.

    As of January 31, 2010, the Fund Shares' 12-month dividend yield was 5.16%, compared to 4.34% for the Lipper Corporate Debt Funds A Rated Average.

o   PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

    One of our regular themes in discussing financial markets is their tendency to swing between fear and greed. The fear that characterized the financial crisis continued to wane in the reporting period, and by early 2010 the market had almost fully made the transition back to greed.

    Refer to pages 12 and 13 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA INCOME FUND

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                      o 10-YEAR BBB-RATED CORPORATE BOND o
                               SPREADS TO TREASURY

         [CHART OF 10-YEAR BBB-RATED CORPORATE BOND SPREADS TO TREASURY]

                                                           BBB ALL 10 YR FITTED
                                                           OFF-THE-RUN TREASURY
                                                               CURVE SPREAD
  1/2/2002                                                       205.982
  1/3/2002                                                       202.338
  1/7/2002                                                        201.76
  1/8/2002                                                       201.931
  1/9/2002                                                       200.373
 1/10/2002                                                       201.546
 1/11/2002                                                       205.558
 1/14/2002                                                       204.474
 1/15/2002                                                       206.194
 1/16/2002                                                        207.67
 1/17/2002                                                       210.167
 1/18/2002                                                       211.239
 1/22/2002                                                       211.173
 1/23/2002                                                       212.319
 1/24/2002                                                        211.73
 1/25/2002                                                       211.649
 1/28/2002                                                       212.196
 1/29/2002                                                       214.212
 1/30/2002                                                       214.756
 1/31/2002                                                       211.568
  2/1/2002                                                       214.409
  2/4/2002                                                       215.677
  2/5/2002                                                       223.115
  2/6/2002                                                       224.724
  2/7/2002                                                       222.539
  2/8/2002                                                       221.642
 2/11/2002                                                       222.866
 2/12/2002                                                        214.76
 2/13/2002                                                       213.335
 2/14/2002                                                       214.562
 2/15/2002                                                       211.115
 2/19/2002                                                       213.572
 2/20/2002                                                       214.116
 2/21/2002                                                       215.994
 2/22/2002                                                       213.439
 2/25/2002                                                       213.752
 2/26/2002                                                       209.383
 2/27/2002                                                       209.944
 2/28/2002                                                       213.211
  3/1/2002                                                       212.561
  3/4/2002                                                       212.863
  3/5/2002                                                       208.536
  3/6/2002                                                        209.85
  3/7/2002                                                       204.415
  3/8/2002                                                        199.49
 3/11/2002                                                       202.269
 3/12/2002                                                        203.56
 3/13/2002                                                       203.206
 3/14/2002                                                       203.236
 3/15/2002                                                       203.099
 3/18/2002                                                       203.633
 3/19/2002                                                       203.581
 3/20/2002                                                       203.102
 3/21/2002                                                       204.722
 3/22/2002                                                       202.351
 3/25/2002                                                       200.924
 3/26/2002                                                       200.999
 3/27/2002                                                       201.926
 3/28/2002                                                       198.837
  4/1/2002                                                       199.747
  4/2/2002                                                        199.09
  4/3/2002                                                       199.783
  4/4/2002                                                       199.114
  4/5/2002                                                       199.934
  4/8/2002                                                       199.591
  4/9/2002                                                        199.83
 4/10/2002                                                       199.866
 4/11/2002                                                        200.97
 4/12/2002                                                       205.362
 4/15/2002                                                       201.606
 4/16/2002                                                       200.701
 4/17/2002                                                       197.956
 4/18/2002                                                       196.907
 4/19/2002                                                       196.084
 4/22/2002                                                       202.319
 4/23/2002                                                       204.161
 4/24/2002                                                       214.621
 4/25/2002                                                         209.7
 4/26/2002                                                       210.417
 4/29/2002                                                       220.268
 4/30/2002                                                       226.593
  5/1/2002                                                       233.442
  5/2/2002                                                       229.002
  5/3/2002                                                       229.001
  5/6/2002                                                       233.286
  5/7/2002                                                       237.459
  5/8/2002                                                       230.276
  5/9/2002                                                       227.005
 5/10/2002                                                       214.969
 5/13/2002                                                       221.078
 5/14/2002                                                       217.795
 5/15/2002                                                       212.764
 5/16/2002                                                       211.862
 5/17/2002                                                       210.974
 5/20/2002                                                       214.074
 5/21/2002                                                       212.091
 5/22/2002                                                       210.708
 5/23/2002                                                       204.673
 5/24/2002                                                       203.633
 5/28/2002                                                       201.147
 5/29/2002                                                       198.061
 5/30/2002                                                       200.933
 5/31/2002                                                       195.005
  6/3/2002                                                       194.484
  6/4/2002                                                       196.729
  6/5/2002                                                       196.122
  6/6/2002                                                       195.987
  6/7/2002                                                        201.88
 6/10/2002                                                       201.678
 6/11/2002                                                       201.911
 6/12/2002                                                       206.393
 6/13/2002                                                        206.92
 6/14/2002                                                       199.258
 6/17/2002                                                       197.326
 6/18/2002                                                       201.547
 6/19/2002                                                       200.091
 6/20/2002                                                       201.104
 6/21/2002                                                       201.391
 6/24/2002                                                       206.092
 6/25/2002                                                       205.369
 6/26/2002                                                       212.371
 6/27/2002                                                       214.734
 6/28/2002                                                       215.371
  7/1/2002                                                       221.278
  7/2/2002                                                       227.377
  7/3/2002                                                       229.013
  7/5/2002                                                       227.051
  7/8/2002                                                       226.605
  7/9/2002                                                        229.43
 7/10/2002                                                       229.836
 7/11/2002                                                       239.292
 7/12/2002                                                       235.685
 7/15/2002                                                       244.573
 7/16/2002                                                       248.636
 7/17/2002                                                       247.138
 7/18/2002                                                       254.203
 7/19/2002                                                       265.395
 7/22/2002                                                       280.973
 7/23/2002                                                       283.111
 7/24/2002                                                        338.45
 7/25/2002                                                       316.658
 7/26/2002                                                       323.593
 7/29/2002                                                       326.608
 7/30/2002                                                       300.611
 7/31/2002                                                       289.565
  8/1/2002                                                       280.855
  8/2/2002                                                       287.139
  8/5/2002                                                       303.064
  8/6/2002                                                       296.261
  8/7/2002                                                       300.483
  8/8/2002                                                       293.459
  8/9/2002                                                       294.968
 8/12/2002                                                        303.22
 8/13/2002                                                       308.936
 8/14/2002                                                       303.236
 8/15/2002                                                       304.376
 8/16/2002                                                       301.687
 8/19/2002                                                       298.494
 8/20/2002                                                        293.99
 8/21/2002                                                       286.215
 8/22/2002                                                       274.232
 8/23/2002                                                       276.378
 8/26/2002                                                       273.879
 8/27/2002                                                       269.482
 8/28/2002                                                       270.868
 8/29/2002                                                        272.09
 8/30/2002                                                        263.45
  9/3/2002                                                       272.966
  9/4/2002                                                       271.388
  9/5/2002                                                       273.614
  9/6/2002                                                       271.699
  9/9/2002                                                       272.292
 9/10/2002                                                       267.427
 9/11/2002                                                       268.428
 9/12/2002                                                       268.048
 9/13/2002                                                       269.347
 9/16/2002                                                       269.795
 9/17/2002                                                       267.984
 9/18/2002                                                       268.686
 9/19/2002                                                       268.861
 9/20/2002                                                       269.778
 9/23/2002                                                       283.441
 9/24/2002                                                       301.387
 9/25/2002                                                       295.463
 9/26/2002                                                       296.056
 9/27/2002                                                       298.941
 9/30/2002                                                       307.816
 10/1/2002                                                       307.039
 10/2/2002                                                       290.572
 10/3/2002                                                       292.061
 10/4/2002                                                       300.334
 10/7/2002                                                       315.026
 10/8/2002                                                       342.896
 10/9/2002                                                       350.518
10/10/2002                                                       354.423
10/11/2002                                                       346.831
10/15/2002                                                       345.856
10/16/2002                                                       347.251
10/17/2002                                                       348.028
10/18/2002                                                       349.273
10/21/2002                                                       346.588
10/22/2002                                                       345.427
10/23/2002                                                       350.745
10/24/2002                                                       347.702
10/25/2002                                                       344.849
10/28/2002                                                       341.989
10/29/2002                                                       333.774
10/30/2002                                                       327.438
10/31/2002                                                       304.827
 11/1/2002                                                       306.421
 11/4/2002                                                         290.9
 11/5/2002                                                       284.948
 11/6/2002                                                       280.345
 11/7/2002                                                       282.519
 11/8/2002                                                       289.976
11/12/2002                                                       296.677
11/13/2002                                                       299.256
11/14/2002                                                        283.01
11/15/2002                                                        267.35
11/18/2002                                                       263.635
11/19/2002                                                       261.548
11/20/2002                                                       258.693
11/21/2002                                                       245.892
11/22/2002                                                       244.339
11/25/2002                                                       242.437
11/26/2002                                                        242.62
11/27/2002                                                       219.112
11/29/2002                                                       223.185
 12/2/2002                                                       222.023
 12/3/2002                                                       221.672
 12/4/2002                                                       225.354
 12/5/2002                                                       227.175
 12/6/2002                                                       230.972
 12/9/2002                                                       233.146
12/10/2002                                                       235.114
12/11/2002                                                       236.402
12/12/2002                                                       234.085
12/13/2002                                                       224.956
12/16/2002                                                       221.709
12/17/2002                                                       218.749
12/18/2002                                                       219.996
12/19/2002                                                       222.233
12/20/2002                                                       222.438
12/23/2002                                                       221.314
12/24/2002                                                       224.878
12/26/2002                                                       226.154
12/27/2002                                                       227.102
12/30/2002                                                        229.55
12/31/2002                                                       216.253
  1/2/2003                                                       209.596
  1/3/2003                                                       209.947
  1/6/2003                                                       206.213
  1/7/2003                                                       203.184
  1/8/2003                                                       202.899
  1/9/2003                                                       201.708
 1/10/2003                                                       201.155
 1/13/2003                                                       193.257
 1/14/2003                                                       194.578
 1/15/2003                                                       195.288
 1/16/2003                                                       196.849
 1/17/2003                                                       198.646
 1/21/2003                                                       200.842
 1/22/2003                                                       207.159
 1/23/2003                                                       205.342
 1/24/2003                                                        205.13
 1/27/2003                                                       206.985
 1/28/2003                                                       205.809
 1/29/2003                                                       203.375
 1/30/2003                                                       203.714
 1/31/2003                                                       195.685
  2/3/2003                                                       194.134
  2/4/2003                                                       194.039
  2/5/2003                                                       192.579
  2/6/2003                                                        192.08
  2/7/2003                                                       190.351
 2/10/2003                                                       190.254
 2/11/2003                                                       189.994
 2/12/2003                                                       191.001
 2/13/2003                                                       192.477
 2/14/2003                                                         192.1
 2/18/2003                                                        193.54
 2/19/2003                                                       192.764
 2/20/2003                                                       192.648
 2/21/2003                                                       190.324
 2/24/2003                                                       190.256
 2/25/2003                                                       189.134
 2/26/2003                                                       189.369
 2/27/2003                                                       190.046
 2/28/2003                                                       183.857
  3/3/2003                                                       182.631
  3/4/2003                                                        183.21
  3/5/2003                                                       183.715
  3/6/2003                                                       186.715
  3/7/2003                                                       188.785
 3/10/2003                                                       188.953
 3/11/2003                                                       187.853
 3/12/2003                                                       188.763
 3/13/2003                                                       185.396
 3/14/2003                                                       182.946
 3/17/2003                                                       182.574
 3/18/2003                                                       181.054
 3/19/2003                                                       180.743
 3/20/2003                                                        180.85
 3/21/2003                                                       179.555
 3/24/2003                                                       179.998
 3/25/2003                                                       178.413
 3/26/2003                                                       174.429
 3/27/2003                                                       174.739
 3/28/2003                                                       174.659
 3/31/2003                                                       173.234
  4/1/2003                                                       173.993
  4/2/2003                                                       174.642
  4/3/2003                                                       172.626
  4/4/2003                                                       172.177
  4/7/2003                                                       171.305
  4/8/2003                                                       172.597
  4/9/2003                                                       172.214
 4/10/2003                                                        172.66
 4/11/2003                                                       172.537
 4/14/2003                                                       170.045
 4/15/2003                                                       160.526
 4/16/2003                                                       158.849
 4/17/2003                                                       158.679
 4/21/2003                                                       156.106
 4/22/2003                                                       154.544
 4/23/2003                                                       151.185
 4/24/2003                                                       150.941
 4/25/2003                                                       151.307
 4/28/2003                                                       151.481
 4/29/2003                                                       151.125
 4/30/2003                                                       142.348
  5/1/2003                                                       142.853
  5/2/2003                                                       140.531
  5/5/2003                                                       139.129
  5/6/2003                                                       139.224
  5/7/2003                                                       138.045
  5/8/2003                                                       138.919
  5/9/2003                                                       138.763
 5/12/2003                                                       137.837
 5/13/2003                                                       139.078
 5/14/2003                                                       138.887
 5/15/2003                                                       141.294
 5/16/2003                                                       142.113
 5/19/2003                                                       142.558
 5/20/2003                                                       144.196
 5/21/2003                                                        142.83
 5/22/2003                                                       143.188
 5/23/2003                                                       142.163
 5/27/2003                                                       144.386
 5/28/2003                                                       144.324
 5/29/2003                                                       141.234
 5/30/2003                                                       136.095
  6/2/2003                                                       134.995
  6/3/2003                                                       135.393
  6/4/2003                                                       135.273
  6/5/2003                                                       135.223
  6/6/2003                                                       134.038
  6/9/2003                                                       131.822
 6/10/2003                                                       132.937
 6/11/2003                                                        131.72
 6/12/2003                                                       132.606
 6/13/2003                                                       135.694
 6/16/2003                                                       133.417
 6/17/2003                                                       131.023
 6/18/2003                                                       131.437
 6/19/2003                                                       132.684
 6/20/2003                                                       133.261
 6/23/2003                                                       134.478
 6/24/2003                                                       134.464
 6/25/2003                                                       133.604
 6/26/2003                                                       133.092
 6/27/2003                                                       133.749
 6/30/2003                                                       134.352
  7/1/2003                                                       135.077
  7/2/2003                                                        135.96
  7/3/2003                                                       136.808
  7/7/2003                                                       136.046
  7/8/2003                                                       134.485
  7/9/2003                                                       133.955
 7/10/2003                                                       133.475
 7/11/2003                                                       134.054
 7/14/2003                                                       133.428
 7/15/2003                                                       129.974
 7/16/2003                                                       127.409
 7/17/2003                                                       126.111
 7/18/2003                                                       125.601
 7/21/2003                                                       125.186
 7/22/2003                                                       125.032
 7/23/2003                                                        124.95
 7/24/2003                                                        125.95
 7/25/2003                                                       125.823
 7/28/2003                                                       126.435
 7/29/2003                                                       128.385
 7/30/2003                                                       127.816
 7/31/2003                                                       126.419
  8/1/2003                                                       120.581
  8/4/2003                                                       123.113
  8/5/2003                                                       122.873
  8/6/2003                                                       126.706
  8/7/2003                                                        126.41
  8/8/2003                                                       126.304
 8/11/2003                                                       124.613
 8/12/2003                                                       124.627
 8/13/2003                                                       123.222
 8/14/2003                                                       122.226
 8/15/2003                                                       131.431
 8/18/2003                                                       129.975
 8/19/2003                                                       129.946
 8/20/2003                                                       128.773
 8/21/2003                                                       125.156
  9/3/2003                                                       120.242
  9/4/2003                                                       120.894
  9/5/2003                                                       121.777
  9/8/2003                                                       122.749
  9/9/2003                                                       122.871
 9/10/2003                                                       122.565
 9/11/2003                                                       122.007
 9/12/2003                                                       121.326
 9/15/2003                                                       119.568
 9/16/2003                                                        120.99
 9/17/2003                                                       118.394
 9/18/2003                                                       118.173
 9/19/2003                                                       116.664
 9/22/2003                                                       119.189
 9/23/2003                                                       119.944
 9/24/2003                                                       118.086
 9/25/2003                                                        116.51
 9/26/2003                                                       116.783
 9/29/2003                                                       117.672
 9/30/2003                                                       115.514
 10/1/2003                                                       116.008
 10/2/2003                                                       116.574
 10/3/2003                                                       117.216
 10/6/2003                                                        118.09
 10/7/2003                                                       117.974
 10/8/2003                                                       117.444
 10/9/2003                                                       117.392
10/10/2003                                                       117.078
10/14/2003                                                       118.369
10/15/2003                                                       111.427
10/16/2003                                                       107.965
10/17/2003                                                       107.958
10/20/2003                                                       108.189
10/21/2003                                                       107.899
10/22/2003                                                       108.554
10/23/2003                                                       109.897
10/24/2003                                                       110.585
10/27/2003                                                       111.234
10/28/2003                                                       111.666
10/29/2003                                                       111.326
10/30/2003                                                        109.42
10/31/2003                                                       105.998
 11/3/2003                                                       106.009
 11/4/2003                                                       106.807
 11/5/2003                                                         107.1
 11/6/2003                                                       106.533
 11/7/2003                                                        105.74
11/10/2003                                                        105.56
11/12/2003                                                       104.032
11/13/2003                                                       105.079
11/14/2003                                                       104.423
11/17/2003                                                       104.355
11/18/2003                                                       103.747
11/19/2003                                                       104.439
11/20/2003                                                       105.939
11/21/2003                                                       105.774
11/24/2003                                                       105.544
11/25/2003                                                       106.284
11/26/2003                                                       104.505
11/28/2003                                                       100.252
 12/1/2003                                                        100.14
 12/2/2003                                                       100.764
 12/3/2003                                                       100.952
 12/4/2003                                                       101.186
 12/5/2003                                                       103.119
 12/8/2003                                                       103.304
 12/9/2003                                                       103.548
12/10/2003                                                       104.628
12/11/2003                                                       106.358
12/12/2003                                                       106.589
12/15/2003                                                       105.858
12/16/2003                                                       106.167
12/17/2003                                                       104.885
12/18/2003                                                        104.25
12/19/2003                                                       104.293
12/22/2003                                                       104.254
12/23/2003                                                       101.602
12/24/2003                                                       101.978
12/26/2003                                                       103.064
12/29/2003                                                       102.603
12/30/2003                                                        102.52
12/31/2003                                                       102.902
  1/2/2004                                                       102.514
  1/5/2004                                                       102.833
  1/6/2004                                                       102.274
  1/7/2004                                                       102.613
  1/8/2004                                                         101.8
  1/9/2004                                                       102.141
 1/12/2004                                                       102.747
 1/13/2004                                                       103.952
 1/14/2004                                                       102.862
 1/15/2004                                                       100.041
 1/16/2004                                                       99.1676
 1/20/2004                                                       99.2893
 1/21/2004                                                       99.9004
 1/22/2004                                                       98.7192
 1/23/2004                                                       98.8882
 1/26/2004                                                       99.2819
 1/27/2004                                                       100.597
 1/28/2004                                                       99.9713
 1/29/2004                                                       99.9399
 1/30/2004                                                        99.291
  2/2/2004                                                       99.8112
  2/3/2004                                                       100.222
  2/4/2004                                                        100.53
  2/5/2004                                                       99.5476
  2/9/2004                                                       101.254
 2/10/2004                                                       100.503
 2/11/2004                                                       100.384
 2/12/2004                                                       100.744
 2/17/2004                                                       99.8444
 2/18/2004                                                       99.9672
 2/19/2004                                                       99.9198
 2/20/2004                                                       99.6456
 2/23/2004                                                       100.028
 2/24/2004                                                       100.224
 2/25/2004                                                       101.242
 2/26/2004                                                        101.26
 2/27/2004                                                       100.129
  3/1/2004                                                       101.133
  3/2/2004                                                       99.8177
  3/3/2004                                                        99.955
  3/4/2004                                                       99.9539
  3/5/2004                                                        99.813
  3/8/2004                                                       100.873
  3/9/2004                                                       102.046
 3/10/2004                                                       102.121
 3/11/2004                                                       103.127
 3/12/2004                                                       103.294
 3/15/2004                                                       104.992
 3/16/2004                                                       104.775
 3/17/2004                                                       104.898
 3/18/2004                                                       104.578
 3/19/2004                                                       104.751
 3/22/2004                                                       104.977
 3/23/2004                                                       105.137
 3/24/2004                                                       105.289
 3/25/2004                                                       106.179
 3/26/2004                                                       105.191
 3/29/2004                                                       105.118
 3/30/2004                                                       105.288
 3/31/2004                                                       105.989
  4/1/2004                                                       105.576
  4/2/2004                                                       103.996
  4/5/2004                                                       103.794
  4/6/2004                                                       104.199
  4/7/2004                                                       103.572
  4/8/2004                                                       103.391
 4/12/2004                                                       102.911
 4/13/2004                                                       102.204
 4/14/2004                                                       99.8617
 4/15/2004                                                       101.704
 4/16/2004                                                       102.452
 4/19/2004                                                       101.771
 4/20/2004                                                       101.142
 4/21/2004                                                       100.816
 4/22/2004                                                       101.162
 4/23/2004                                                       99.6817
 4/26/2004                                                       99.5595
 4/27/2004                                                       100.734
 4/28/2004                                                       100.685
 4/29/2004                                                        101.78
 4/30/2004                                                       102.101
  5/3/2004                                                       102.293
  5/4/2004                                                       103.121
  5/5/2004                                                       103.243
  5/6/2004                                                       106.426
  5/7/2004                                                       104.185
 5/10/2004                                                        106.11
 5/11/2004                                                       106.564
 5/12/2004                                                       107.683
 5/13/2004                                                        108.01
 5/14/2004                                                       111.674
 5/17/2004                                                       111.635
 5/18/2004                                                       111.602
 5/19/2004                                                       111.151
 5/20/2004                                                       111.068
 5/21/2004                                                       110.656
 5/24/2004                                                       109.859
 5/25/2004                                                       110.343
 5/26/2004                                                       110.746
 5/27/2004                                                       110.382
 5/28/2004                                                       109.078
  6/1/2004                                                       111.108
  6/2/2004                                                       111.015
  6/3/2004                                                       110.814
  6/4/2004                                                       111.078
  6/7/2004                                                       111.325
  6/8/2004                                                       110.847
  6/9/2004                                                       110.658
 6/10/2004                                                       109.812
 6/15/2004                                                       110.847
 6/16/2004                                                       110.827
 6/17/2004                                                       109.857
 6/18/2004                                                       110.005
 6/21/2004                                                       109.787
 6/22/2004                                                        110.73
 6/23/2004                                                       110.124
 6/24/2004                                                       110.128
 6/25/2004                                                       111.049
 6/28/2004                                                       110.103
 6/29/2004                                                       109.988
 6/30/2004                                                       112.447
  7/1/2004                                                       114.636
  7/2/2004                                                        114.69
  7/6/2004                                                       115.069
  7/7/2004                                                       115.292
  7/8/2004                                                       115.433
  7/9/2004                                                       115.453
 7/12/2004                                                       116.886
 7/13/2004                                                       114.876
 7/14/2004                                                       114.084
 7/15/2004                                                       112.038
 7/16/2004                                                       112.955
 7/19/2004                                                       112.748
 7/20/2004                                                       111.514
 7/21/2004                                                       111.698
 7/22/2004                                                       111.761
 7/23/2004                                                       111.522
 7/26/2004                                                       111.296
 7/27/2004                                                       111.014
 7/28/2004                                                       112.309
 7/29/2004                                                       111.035
 7/30/2004                                                       109.335
  8/2/2004                                                       110.559
  8/3/2004                                                       110.964
  8/4/2004                                                       111.439
  8/5/2004                                                       110.876
  8/6/2004                                                       112.461
  8/9/2004                                                       111.787
 8/10/2004                                                       110.529
 8/11/2004                                                       111.097
 8/12/2004                                                       111.269
 8/13/2004                                                       113.489
 8/16/2004                                                       114.251
 8/17/2004                                                       114.733
 8/18/2004                                                       114.514
 8/19/2004                                                       114.867
 8/20/2004                                                       114.231
 8/23/2004                                                       114.204
 8/24/2004                                                       113.848
 8/25/2004                                                       113.177
 8/26/2004                                                       112.641
 8/27/2004                                                       112.448
 8/30/2004                                                       110.789
 8/31/2004                                                       113.125
  9/1/2004                                                       113.275
  9/2/2004                                                       112.985
  9/3/2004                                                       111.854
  9/7/2004                                                       112.034
  9/8/2004                                                       111.845
  9/9/2004                                                       112.202
 9/10/2004                                                       112.371
 9/13/2004                                                       111.534
 9/14/2004                                                        111.38
 9/15/2004                                                       110.673
 9/16/2004                                                       110.783
 9/17/2004                                                       110.477
 9/20/2004                                                       110.418
 9/21/2004                                                       109.557
 9/22/2004                                                       109.674
 9/23/2004                                                       108.206
 9/24/2004                                                       107.231
 9/27/2004                                                       108.025
 9/28/2004                                                       108.797
 9/29/2004                                                       108.411
 9/30/2004                                                       106.557
 10/1/2004                                                       106.034
 10/4/2004                                                       105.952
 10/5/2004                                                       105.996
 10/6/2004                                                       105.546
 10/7/2004                                                       104.792
 10/8/2004                                                       104.761
10/12/2004                                                       105.869
10/13/2004                                                        105.73
10/14/2004                                                         105.7
10/15/2004                                                       103.329
10/18/2004                                                       104.952
10/19/2004                                                       103.955
10/20/2004                                                       104.505
10/21/2004                                                        104.82
10/22/2004                                                       105.716
10/25/2004                                                       106.632
10/26/2004                                                       106.406
10/27/2004                                                       105.952
10/28/2004                                                       106.135
10/29/2004                                                       104.692
 11/1/2004                                                       105.793
 11/2/2004                                                       104.821
 11/3/2004                                                       104.405
 11/4/2004                                                       103.192
 11/5/2004                                                       102.317
 11/8/2004                                                       101.263
 11/9/2004                                                       102.581
11/10/2004                                                       101.009
11/12/2004                                                        100.05
11/15/2004                                                       99.2705
11/16/2004                                                       99.2022
11/17/2004                                                       99.4437
11/18/2004                                                       98.2289
11/19/2004                                                       97.9969
11/22/2004                                                       97.6835
11/23/2004                                                       98.2354
11/24/2004                                                       98.1872
11/26/2004                                                       97.9049
11/29/2004                                                       96.4061
11/30/2004                                                       96.4611
 12/1/2004                                                       96.3979
 12/2/2004                                                       96.3885
 12/3/2004                                                       96.0086
 12/6/2004                                                       95.5872
 12/7/2004                                                       94.2448
 12/8/2004                                                       93.3726
 12/9/2004                                                       94.6914
12/10/2004                                                       94.7692
12/13/2004                                                       95.9529
12/14/2004                                                       95.3397
12/15/2004                                                       93.5561
12/16/2004                                                       94.3194
12/17/2004                                                       94.7227
12/20/2004                                                       93.1801
12/21/2004                                                       92.8179
12/22/2004                                                       93.5455
12/23/2004                                                       93.4526
12/27/2004                                                       92.7189
12/28/2004                                                       92.9179
12/29/2004                                                       91.8961
12/30/2004                                                       92.0908
12/31/2004                                                       90.3178
  1/3/2005                                                       88.6445
  1/4/2005                                                       88.4772
  1/5/2005                                                       89.0185
  1/6/2005                                                       89.8566
  1/7/2005                                                       89.4332
 1/10/2005                                                        89.372
 1/11/2005                                                       89.8833
 1/12/2005                                                       90.1081
 1/13/2005                                                       90.1113
 1/14/2005                                                       92.4287
 1/18/2005                                                       91.8905
 1/19/2005                                                       91.8059
 1/20/2005                                                       92.3724
 1/21/2005                                                       93.0515
 1/24/2005                                                       91.5341
 1/25/2005                                                       91.4306
 1/26/2005                                                       90.5337
 1/27/2005                                                       90.4334
 1/28/2005                                                       89.6119
 1/31/2005                                                        88.153
  2/1/2005                                                       88.6782
  2/2/2005                                                       88.0736
  2/3/2005                                                       87.8225
  2/4/2005                                                        87.731
  2/7/2005                                                       87.1677
  2/8/2005                                                       86.9059
  2/9/2005                                                       88.1211
 2/10/2005                                                       88.9438
 2/11/2005                                                       88.1625
 2/14/2005                                                        89.458
 2/15/2005                                                       87.1209
 2/16/2005                                                       87.3156
 2/17/2005                                                       87.9123
 2/18/2005                                                       87.8179
 2/22/2005                                                       87.5646
 2/23/2005                                                       87.4626
 2/24/2005                                                       86.6592
 2/28/2005                                                       83.5702
  3/1/2005                                                       83.2694
  3/2/2005                                                       84.2567
  3/3/2005                                                       83.6317
  3/4/2005                                                       81.8852
  3/7/2005                                                       81.6706
  3/8/2005                                                       81.6272
  3/9/2005                                                       81.8956
 3/10/2005                                                       81.3515
 3/11/2005                                                       81.2211
 3/14/2005                                                       81.6293
 3/15/2005                                                       81.9885
 3/16/2005                                                       84.4827
 3/17/2005                                                       84.1641
 3/18/2005                                                       84.3116
 3/21/2005                                                       85.0305
 3/22/2005                                                       84.4624
 3/23/2005                                                       85.6463
 3/24/2005                                                        85.134
 3/28/2005                                                       85.7151
 3/29/2005                                                       86.5003
 3/30/2005                                                       86.9687
 3/31/2005                                                       99.2301
  4/1/2005                                                       100.625
  4/4/2005                                                        101.36
  4/5/2005                                                       101.063
  4/6/2005                                                       99.0319
  4/7/2005                                                       98.0284
  4/8/2005                                                       98.2316
 4/11/2005                                                       98.9939
 4/12/2005                                                        98.981
 4/13/2005                                                       100.671
 4/14/2005                                                         101.8
 4/15/2005                                                       110.008
 4/18/2005                                                       110.802
 4/19/2005                                                       109.917
 4/20/2005                                                       109.322
 4/21/2005                                                       108.642
 4/22/2005                                                       107.031
 4/25/2005                                                        107.06
 4/26/2005                                                       108.158
 4/27/2005                                                       109.851
 4/28/2005                                                       110.731
 4/29/2005                                                       113.634
  5/2/2005                                                       114.938
  5/3/2005                                                        116.04
  5/4/2005                                                       115.408
  5/5/2005                                                        110.75
  5/6/2005                                                       110.036
  5/9/2005                                                       109.294
 5/10/2005                                                       109.753
 5/11/2005                                                       110.888
 5/12/2005                                                       110.862
 5/13/2005                                                       114.071
 5/16/2005                                                        113.89
 5/17/2005                                                       114.188
 5/18/2005                                                       113.892
 5/19/2005                                                       113.236
 5/20/2005                                                       114.342
 5/23/2005                                                        112.87
 5/24/2005                                                       112.332
 5/25/2005                                                       112.274
 5/26/2005                                                       111.451
 5/27/2005                                                       109.499
 5/31/2005                                                       109.812
  6/1/2005                                                       113.507
  6/2/2005                                                       112.172
  6/3/2005                                                       112.531
  6/6/2005                                                       113.724
  6/7/2005                                                       113.245
  6/8/2005                                                       113.867
  6/9/2005                                                       115.148
 6/10/2005                                                       115.497
 6/13/2005                                                       115.678
 6/14/2005                                                       115.518
 6/15/2005                                                       113.105
 6/16/2005                                                       114.316
 6/17/2005                                                       113.867
 6/20/2005                                                        113.18
 6/21/2005                                                       113.014
 6/22/2005                                                       113.208
 6/23/2005                                                       114.149
 6/24/2005                                                       114.292
 6/27/2005                                                       115.773
 6/28/2005                                                       114.758
 6/29/2005                                                       114.522
 6/30/2005                                                       112.608
  7/1/2005                                                       112.707
  7/5/2005                                                       114.311
  7/6/2005                                                       114.942
  7/7/2005                                                       116.395
  7/8/2005                                                       114.979
 7/11/2005                                                       113.791
 7/12/2005                                                       113.557
 7/13/2005                                                       109.869
 7/14/2005                                                        107.52
 7/15/2005                                                       105.385
 7/18/2005                                                       104.772
 7/19/2005                                                       104.905
 7/20/2005                                                       105.237
 7/21/2005                                                       105.127
 7/22/2005                                                        104.86
 7/25/2005                                                       104.668
 7/26/2005                                                       103.919
 7/27/2005                                                       103.698
 7/28/2005                                                        102.33
 7/29/2005                                                        100.34
  8/1/2005                                                       100.479
  8/2/2005                                                       100.329
  8/3/2005                                                        101.45
  8/4/2005                                                       101.493
  8/5/2005                                                       102.186
  8/8/2005                                                       102.614
  8/9/2005                                                       103.208
 8/10/2005                                                       102.912
 8/11/2005                                                       103.021
 8/12/2005                                                       104.993
 8/15/2005                                                       105.056
 8/16/2005                                                       105.628
 8/17/2005                                                        105.74
 8/18/2005                                                       106.186
 8/19/2005                                                       106.118
 8/22/2005                                                       105.995
 8/23/2005                                                       106.609
 8/24/2005                                                       106.128
 8/25/2005                                                       104.988
 8/26/2005                                                       103.987
 8/29/2005                                                       102.983
 8/30/2005                                                       103.383
 8/31/2005                                                       106.645
  9/1/2005                                                       108.919
  9/2/2005                                                       110.966
  9/6/2005                                                       110.741
  9/7/2005                                                       110.629
  9/8/2005                                                       109.964
  9/9/2005                                                       109.535
 9/12/2005                                                       109.729
 9/13/2005                                                       109.986
 9/14/2005                                                       109.602
 9/15/2005                                                       109.887
 9/16/2005                                                        110.41
 9/19/2005                                                       110.985
 9/20/2005                                                       111.311
 9/21/2005                                                       111.834
 9/22/2005                                                       113.275
 9/23/2005                                                       112.375
 9/26/2005                                                       110.921
 9/27/2005                                                       111.396
 9/28/2005                                                       111.884
 9/29/2005                                                       110.282
 9/30/2005                                                       110.952
 10/3/2005                                                       110.671
 10/4/2005                                                       110.339
 10/5/2005                                                       110.428
 10/6/2005                                                       111.554
 10/7/2005                                                       112.714
10/11/2005                                                       113.103
10/12/2005                                                       113.608
10/13/2005                                                       115.795
10/14/2005                                                       117.344
10/17/2005                                                       117.243
10/18/2005                                                       116.499
10/19/2005                                                       117.333
10/20/2005                                                       117.069
10/21/2005                                                       116.053
10/24/2005                                                       115.311
10/25/2005                                                       116.614
10/26/2005                                                       116.783
10/27/2005                                                       117.355
10/28/2005                                                       118.336
10/31/2005                                                       117.018
 11/1/2005                                                       116.333
 11/2/2005                                                       117.004
 11/3/2005                                                       116.049
 11/4/2005                                                       116.917
 11/7/2005                                                       116.052
 11/8/2005                                                       117.338
 11/9/2005                                                       117.106
11/14/2005                                                       116.971
11/15/2005                                                       116.761
11/16/2005                                                       116.853
11/17/2005                                                       117.002
11/18/2005                                                       117.577
11/21/2005                                                       117.694
11/22/2005                                                        117.37
11/23/2005                                                         116.4
11/25/2005                                                       117.058
11/28/2005                                                       116.041
11/29/2005                                                       115.577
11/30/2005                                                       117.668
 12/1/2005                                                       118.046
 12/2/2005                                                       118.136
 12/5/2005                                                       118.643
 12/6/2005                                                       119.081
 12/7/2005                                                       118.827
 12/8/2005                                                       119.428
 12/9/2005                                                       119.436
12/12/2005                                                       119.036
12/13/2005                                                        118.41
12/14/2005                                                       118.121
12/15/2005                                                       119.877
12/16/2005                                                       120.183
12/19/2005                                                       120.044
12/20/2005                                                       118.869
12/21/2005                                                       118.881
12/22/2005                                                       119.029
12/23/2005                                                       118.938
12/27/2005                                                       119.104
12/28/2005                                                       118.858
12/29/2005                                                       120.302
12/30/2005                                                       120.757
  1/3/2006                                                       121.986
  1/4/2006                                                       121.814
  1/5/2006                                                       121.305
  1/6/2006                                                       120.744
  1/9/2006                                                       120.789
 1/10/2006                                                       120.251
 1/11/2006                                                       119.999
 1/12/2006                                                       120.408
 1/13/2006                                                       123.204
 1/17/2006                                                       123.354
 1/18/2006                                                       123.774
 1/19/2006                                                       122.983
 1/20/2006                                                       122.781
 1/23/2006                                                       122.572
 1/24/2006                                                       122.564
 1/25/2006                                                       121.283
 1/26/2006                                                       121.062
 1/27/2006                                                       120.204
 1/30/2006                                                       119.622
 1/31/2006                                                       117.762
  2/1/2006                                                       117.955
  2/2/2006                                                       118.074
  2/3/2006                                                       119.239
  2/6/2006                                                       119.021
  2/7/2006                                                       120.249
  2/8/2006                                                       120.119
  2/9/2006                                                       119.649
 2/10/2006                                                       118.724
 2/13/2006                                                        119.09
 2/14/2006                                                       119.026
 2/15/2006                                                       116.961
 2/16/2006                                                       116.381
 2/17/2006                                                        116.61
 2/21/2006                                                       116.409
 2/22/2006                                                       116.404
 2/23/2006                                                       115.618
 2/27/2006                                                       115.617
 2/28/2006                                                       114.413
  3/1/2006                                                       115.092
  3/2/2006                                                       109.867
  3/3/2006                                                       114.649
  3/6/2006                                                       115.018
  3/7/2006                                                       115.392
  3/8/2006                                                       115.529
  3/9/2006                                                       115.992
 3/10/2006                                                       116.469
 3/13/2006                                                       117.065
 3/14/2006                                                       117.178
 3/15/2006                                                       118.191
 3/16/2006                                                        117.82
 3/17/2006                                                       117.743
 3/20/2006                                                       118.225
 3/21/2006                                                       116.804
 3/22/2006                                                       115.948
 3/23/2006                                                       116.379
 3/24/2006                                                       116.983
 3/27/2006                                                       116.993
 3/28/2006                                                       117.228
 3/29/2006                                                       117.417
 3/30/2006                                                         117.1
 3/31/2006                                                       117.189
  4/3/2006                                                        117.12
  4/4/2006                                                        117.31
  4/5/2006                                                       117.666
  4/6/2006                                                       117.336
  4/7/2006                                                       117.933
 4/10/2006                                                       117.085
 4/11/2006                                                       117.227
 4/12/2006                                                       117.032
 4/13/2006                                                       118.346
 4/17/2006                                                       117.894
 4/18/2006                                                       118.203
 4/19/2006                                                       118.083
 4/20/2006                                                        117.87
 4/21/2006                                                       116.742
 4/24/2006                                                       117.231
 4/25/2006                                                        117.23
 4/26/2006                                                        116.72
 4/27/2006                                                       116.996
 4/28/2006                                                       115.418
  5/1/2006                                                       113.947
  5/2/2006                                                       113.472
  5/3/2006                                                       113.239
  5/4/2006                                                       112.265
  5/5/2006                                                       113.081
  5/8/2006                                                        112.87
  5/9/2006                                                       113.873
 5/10/2006                                                        113.18
 5/11/2006                                                       113.146
 5/12/2006                                                       113.868
 5/15/2006                                                       114.568
 5/16/2006                                                        114.53
 5/17/2006                                                       115.673
 5/18/2006                                                       116.781
 5/19/2006                                                       115.095
 5/22/2006                                                       116.028
 5/23/2006                                                       115.926
 5/24/2006                                                       117.478
 5/25/2006                                                       117.671
 5/26/2006                                                       116.653
 5/30/2006                                                       117.968
 5/31/2006                                                       118.466
  6/1/2006                                                       119.881
  6/2/2006                                                       119.535
  6/5/2006                                                       119.587
  6/6/2006                                                       120.243
  6/7/2006                                                       119.913
  6/8/2006                                                       120.824
  6/9/2006                                                       121.067
 6/12/2006                                                       121.344
 6/13/2006                                                       122.248
 6/14/2006                                                        123.74
 6/15/2006                                                       126.776
 6/16/2006                                                       126.479
 6/19/2006                                                       126.381
 6/20/2006                                                       126.756
 6/21/2006                                                       127.926
 6/22/2006                                                       129.176
 6/23/2006                                                       129.626
 6/26/2006                                                       129.465
 6/27/2006                                                       129.497
 6/28/2006                                                        129.48
 6/29/2006                                                       128.848
 6/30/2006                                                       128.573
  7/3/2006                                                       128.977
  7/5/2006                                                       128.476
  7/6/2006                                                       129.187
  7/7/2006                                                       129.328
 7/10/2006                                                       129.204
 7/11/2006                                                        129.72
 7/12/2006                                                       129.743
 7/13/2006                                                       130.522
 7/14/2006                                                       132.417
 7/17/2006                                                       132.933
 7/18/2006                                                       132.721
 7/19/2006                                                         132.7
 7/20/2006                                                       133.015
 7/21/2006                                                       133.536
 7/24/2006                                                       132.994
 7/25/2006                                                       131.962
 7/26/2006                                                       132.183
 7/27/2006                                                       131.244
 7/28/2006                                                       130.697
 7/31/2006                                                        131.92
  8/1/2006                                                       131.186
  8/2/2006                                                       131.324
  8/3/2006                                                        130.53
  8/4/2006                                                       130.984
  8/7/2006                                                       131.655
  8/8/2006                                                       132.412
  8/9/2006                                                       132.286
 8/10/2006                                                       132.551
 8/11/2006                                                       132.075
 8/14/2006                                                       130.848
 8/15/2006                                                       132.648
 8/16/2006                                                       133.172
 8/17/2006                                                       132.445
 8/18/2006                                                       132.399
 8/21/2006                                                       132.696
 8/22/2006                                                       132.402
 8/23/2006                                                       132.708
 8/24/2006                                                        132.23
 8/25/2006                                                        131.23
 8/28/2006                                                       132.128
 8/29/2006                                                        131.88
 8/30/2006                                                       131.953
 8/31/2006                                                       132.697
  9/1/2006                                                       133.218
  9/5/2006                                                       133.458
  9/6/2006                                                       132.766
  9/7/2006                                                         132.2
  9/8/2006                                                       132.247
 9/11/2006                                                        132.05
 9/12/2006                                                       131.751
 9/13/2006                                                       131.996
 9/14/2006                                                       131.995
 9/15/2006                                                       130.695
 9/18/2006                                                       130.775
 9/19/2006                                                       131.827
 9/20/2006                                                       131.489
 9/21/2006                                                       132.045
 9/22/2006                                                       132.747
 9/25/2006                                                       130.181
 9/26/2006                                                       130.573
 9/27/2006                                                       131.128
 9/28/2006                                                       132.453
 9/29/2006                                                       133.105
 10/2/2006                                                       132.745
 10/3/2006                                                       132.305
 10/4/2006                                                       131.378
 10/5/2006                                                       130.717
 10/6/2006                                                       130.387
10/10/2006                                                       129.928
10/11/2006                                                       130.011
10/12/2006                                                       129.586
10/13/2006                                                       129.547
10/16/2006                                                       129.336
10/17/2006                                                       128.861
10/18/2006                                                       128.531
10/19/2006                                                       128.201
10/20/2006                                                       128.243
10/23/2006                                                       128.216
10/24/2006                                                        128.33
10/25/2006                                                       128.063
10/26/2006                                                       127.944
10/27/2006                                                       128.296
10/30/2006                                                       128.004
10/31/2006                                                       128.377
 11/1/2006                                                       126.198
 11/2/2006                                                       125.992
 11/3/2006                                                       125.237
 11/6/2006                                                       124.623
 11/7/2006                                                       124.695
 11/8/2006                                                       125.121
 11/9/2006                                                       125.214
11/10/2006                                                       124.653
11/13/2006                                                       126.702
11/14/2006                                                       126.024
11/15/2006                                                       125.627
11/16/2006                                                       125.353
11/17/2006                                                       125.059
11/20/2006                                                       125.208
11/21/2006                                                       124.834
11/22/2006                                                       125.199
11/24/2006                                                       125.177
11/27/2006                                                       125.615
11/28/2006                                                       126.001
11/29/2006                                                       126.143
11/30/2006                                                       125.963
 12/1/2006                                                       126.766
 12/4/2006                                                       126.512
 12/5/2006                                                       126.113
 12/6/2006                                                       124.819
 12/7/2006                                                       124.335
 12/8/2006                                                       124.709
12/11/2006                                                       125.287
12/12/2006                                                       125.755
12/13/2006                                                       125.315
12/14/2006                                                       125.645
12/15/2006                                                       126.358
12/18/2006                                                       125.855
12/19/2006                                                       125.863
12/20/2006                                                       124.911
12/21/2006                                                       125.338
12/22/2006                                                       124.826
12/27/2006                                                       123.904
12/28/2006                                                       123.089
12/29/2006                                                       123.077
  1/2/2007                                                       123.399
  1/3/2007                                                       123.561
  1/4/2007                                                       123.503
  1/5/2007                                                       123.408
  1/8/2007                                                       123.519
  1/9/2007                                                       123.035
 1/10/2007                                                       122.231
 1/11/2007                                                       120.466
 1/12/2007                                                       118.983
 1/16/2007                                                       119.115
 1/17/2007                                                       117.693
 1/18/2007                                                       116.957
 1/19/2007                                                       117.424
 1/22/2007                                                       117.429
 1/24/2007                                                       116.805
 1/25/2007                                                       115.845
 1/26/2007                                                       115.841
 1/29/2007                                                       116.358
 1/30/2007                                                       116.457
 1/31/2007                                                       115.734
  2/1/2007                                                       115.163
  2/2/2007                                                       114.977
  2/5/2007                                                       114.944
  2/6/2007                                                       114.509
  2/7/2007                                                       114.574
  2/8/2007                                                       113.213
  2/9/2007                                                       112.999
 2/12/2007                                                       113.004
 2/13/2007                                                       113.242
 2/14/2007                                                       113.902
 2/15/2007                                                       113.259
 2/16/2007                                                       112.524
 2/21/2007                                                       111.299
 2/22/2007                                                       110.068
 2/23/2007                                                       110.891
 2/26/2007                                                       112.861
 2/27/2007                                                       116.037
 2/28/2007                                                       115.532
  3/1/2007                                                       115.489
  3/2/2007                                                       116.485
  3/5/2007                                                       118.302
  3/6/2007                                                       118.304
  3/7/2007                                                       118.533
  3/8/2007                                                       117.425
  3/9/2007                                                       116.723
 3/12/2007                                                       116.692
 3/13/2007                                                       117.965
 3/14/2007                                                       119.756
 3/15/2007                                                        118.54
 3/16/2007                                                       119.659
 3/19/2007                                                       119.092
 3/20/2007                                                       119.624
 3/21/2007                                                       120.079
 3/22/2007                                                        119.52
 3/23/2007                                                       119.301
 3/26/2007                                                       116.991
 3/27/2007                                                       118.665
 3/28/2007                                                       119.668
 3/29/2007                                                       120.924
 3/30/2007                                                       121.699
  4/2/2007                                                         122.1
  4/3/2007                                                       122.085
  4/4/2007                                                       122.555
  4/5/2007                                                        122.09
  4/9/2007                                                       121.374
 4/10/2007                                                       120.349
 4/11/2007                                                       119.137
 4/12/2007                                                       119.084
 4/13/2007                                                       119.522
 4/16/2007                                                       118.804
 4/17/2007                                                        119.53
 4/18/2007                                                       119.952
 4/19/2007                                                       120.174
 4/20/2007                                                       119.139
 4/23/2007                                                       118.678
 4/24/2007                                                       119.038
 4/25/2007                                                       119.538
 4/26/2007                                                       119.596
 4/27/2007                                                       119.426
 4/30/2007                                                       121.212
  5/1/2007                                                       119.931
  5/2/2007                                                       120.201
  5/3/2007                                                       119.815
  5/4/2007                                                           120
  5/7/2007                                                       120.061
  5/8/2007                                                       120.061
  5/9/2007                                                       119.514
 5/10/2007                                                       119.621
 5/11/2007                                                       121.245
 5/14/2007                                                        119.11
 5/15/2007                                                       118.198
 5/16/2007                                                       118.628
 5/17/2007                                                       118.494
 5/18/2007                                                       118.449
 5/21/2007                                                       118.125
 5/22/2007                                                       117.891
 5/23/2007                                                       117.918
 5/24/2007                                                       117.961
 5/25/2007                                                       117.672
 5/29/2007                                                       117.731
 5/30/2007                                                       117.935
 5/31/2007                                                       115.884
  6/1/2007                                                       115.666
  6/4/2007                                                       115.643
  6/5/2007                                                       115.795
  6/6/2007                                                       116.698
  6/7/2007                                                       117.376
  6/8/2007                                                       118.891
 6/11/2007                                                       118.749
 6/12/2007                                                       119.342
 6/13/2007                                                       118.555
 6/14/2007                                                       117.862
 6/15/2007                                                       116.235
 6/18/2007                                                       116.554
 6/19/2007                                                        117.91
 6/20/2007                                                       117.338
 6/21/2007                                                       120.326
 6/22/2007                                                       120.659
 6/25/2007                                                         120.8
 6/26/2007                                                       121.611
 6/27/2007                                                       121.707
 6/28/2007                                                       121.241
 6/29/2007                                                         120.4
  7/2/2007                                                       120.917
  7/3/2007                                                       121.383
  7/5/2007                                                       121.412
  7/6/2007                                                       121.582
  7/9/2007                                                       121.843
 7/10/2007                                                       122.692
 7/11/2007                                                       123.764
 7/12/2007                                                       123.433
 7/13/2007                                                       123.625
 7/16/2007                                                        124.46
 7/17/2007                                                       124.631
 7/18/2007                                                       126.932
 7/19/2007                                                       126.946
 7/20/2007                                                       129.144
 7/23/2007                                                       129.888
 7/24/2007                                                        130.97
 7/25/2007                                                        133.69
 7/26/2007                                                       138.774
 7/27/2007                                                       142.104
 7/30/2007                                                       147.354
 7/31/2007                                                       147.025
  8/1/2007                                                       148.436
  8/2/2007                                                       147.489
  8/3/2007                                                       147.977
  8/6/2007                                                       148.801
  8/7/2007                                                       149.165
  8/8/2007                                                       144.257
  8/9/2007                                                       143.484
 8/10/2007                                                        146.35
 8/13/2007                                                       145.523
 8/14/2007                                                        146.08
 8/15/2007                                                       151.095
 8/16/2007                                                       156.666
 8/17/2007                                                       155.847
 8/20/2007                                                       156.234
 8/21/2007                                                       157.799
 8/22/2007                                                       157.857
 8/23/2007                                                       156.149
 8/24/2007                                                       156.609
 8/27/2007                                                       156.525
 8/28/2007                                                       157.451
 8/29/2007                                                       159.244
 8/30/2007                                                       162.477
 8/31/2007                                                       160.517
  9/4/2007                                                       160.919
  9/5/2007                                                       160.851
  9/6/2007                                                       162.623
  9/7/2007                                                        165.27
 9/10/2007                                                       168.031
 9/11/2007                                                       168.955
 9/12/2007                                                       171.093
 9/13/2007                                                       170.471
 9/14/2007                                                       172.702
 9/17/2007                                                        172.14
 9/18/2007                                                       169.413
 9/19/2007                                                       167.329
 9/20/2007                                                       164.825
 9/21/2007                                                       160.889
 9/24/2007                                                       160.229
 9/25/2007                                                        162.66
 9/26/2007                                                       162.381
 9/27/2007                                                       161.755
 9/28/2007                                                       166.587
 10/1/2007                                                       165.717
 10/2/2007                                                       164.113
 10/3/2007                                                       162.274
 10/4/2007                                                       159.316
 10/5/2007                                                       157.436
 10/9/2007                                                       156.229
10/10/2007                                                       153.013
10/11/2007                                                       151.709
10/12/2007                                                        150.97
10/15/2007                                                       152.093
10/16/2007                                                       153.742
10/17/2007                                                       155.986
10/18/2007                                                       157.402
10/19/2007                                                       158.486
10/22/2007                                                       161.843
10/23/2007                                                       159.495
10/24/2007                                                        160.48
10/25/2007                                                       160.383
10/26/2007                                                       160.709
10/29/2007                                                         160.1
10/30/2007                                                       160.279
10/31/2007                                                       156.394
 11/1/2007                                                       158.347
 11/5/2007                                                       163.047
 11/6/2007                                                       162.885
 11/7/2007                                                       164.989
 11/8/2007                                                       166.328
 11/9/2007                                                       169.471
11/13/2007                                                       170.772
11/14/2007                                                       172.215
11/15/2007                                                       177.019
11/16/2007                                                       179.862
11/19/2007                                                       181.164
11/20/2007                                                       181.912
11/21/2007                                                       182.492
11/23/2007                                                        182.87
11/26/2007                                                       182.609
11/27/2007                                                       184.254
11/28/2007                                                       185.928
11/29/2007                                                       188.082
11/30/2007                                                       200.081
 12/3/2007                                                        200.63
 12/4/2007                                                        201.68
 12/6/2007                                                       204.606
 12/7/2007                                                       204.442
12/10/2007                                                       202.295
12/11/2007                                                       202.007
12/12/2007                                                       202.161
12/13/2007                                                       201.747
12/14/2007                                                       198.187
12/17/2007                                                        198.93
12/18/2007                                                       198.805
12/19/2007                                                        198.76
12/20/2007                                                       197.927
12/21/2007                                                       197.592
12/24/2007                                                       197.919
12/26/2007                                                       196.839
12/27/2007                                                       196.812
12/28/2007                                                       196.888
12/31/2007                                                       198.307
  1/2/2008                                                       197.821
  1/3/2008                                                       201.944
  1/4/2008                                                       203.875
  1/7/2008                                                       203.841
  1/8/2008                                                       206.554
  1/9/2008                                                       209.206
 1/10/2008                                                       212.962
 1/11/2008                                                        213.48
 1/14/2008                                                       214.282
 1/15/2008                                                        219.62
 1/16/2008                                                       221.696
 1/17/2008                                                       222.298
 1/18/2008                                                       223.542
 1/22/2008                                                       232.051
 1/23/2008                                                       229.612
 1/24/2008                                                        230.24
 1/25/2008                                                       226.218
 1/28/2008                                                       227.689
 1/29/2008                                                       227.134
 1/30/2008                                                       226.957
 1/31/2008                                                       231.212
  2/1/2008                                                       230.653
  2/4/2008                                                       230.919
  2/5/2008                                                       230.208
  2/6/2008                                                       232.338
  2/7/2008                                                       234.921
  2/8/2008                                                       234.991
 2/11/2008                                                       235.134
 2/12/2008                                                       238.106
 2/13/2008                                                        239.94
 2/14/2008                                                       243.292
 2/15/2008                                                       245.802
 2/19/2008                                                       245.265
 2/20/2008                                                       246.471
 2/21/2008                                                       246.513
 2/22/2008                                                       248.089
 2/25/2008                                                       246.455
 2/26/2008                                                       246.489
 2/27/2008                                                       246.311
 2/28/2008                                                       246.867
 2/29/2008                                                       258.707
  3/3/2008                                                       261.202
  3/4/2008                                                       262.327
  3/5/2008                                                       266.495
  3/6/2008                                                       269.117
  3/7/2008                                                       273.495
 3/10/2008                                                       271.898
 3/11/2008                                                       275.376
 3/12/2008                                                       273.456
 3/13/2008                                                       280.617
 3/14/2008                                                       291.277
 3/17/2008                                                       296.461
 3/18/2008                                                        297.92
 3/19/2008                                                        295.18
 3/20/2008                                                       293.898
 3/24/2008                                                       294.364
 3/25/2008                                                       290.302
 3/26/2008                                                       289.143
 3/27/2008                                                       290.829
 3/28/2008                                                       291.261
 3/31/2008                                                       293.085
  4/1/2008                                                       293.057
  4/2/2008                                                       291.457
  4/3/2008                                                       289.633
  4/4/2008                                                       285.471
  4/7/2008                                                        282.04
  4/8/2008                                                       280.065
  4/9/2008                                                       279.612
 4/10/2008                                                       281.495
 4/11/2008                                                       282.072
 4/14/2008                                                        283.22
 4/15/2008                                                       281.182
 4/16/2008                                                       279.606
 4/17/2008                                                       275.535
 4/18/2008                                                       271.373
 4/21/2008                                                       266.886
 4/22/2008                                                       264.357
 4/23/2008                                                        264.23
 4/24/2008                                                       263.303
 4/25/2008                                                       261.538
 4/28/2008                                                       258.112
 4/29/2008                                                       253.951
 4/30/2008                                                       253.605
  5/1/2008                                                       251.379
  5/2/2008                                                        246.14
  5/5/2008                                                       245.315
  5/6/2008                                                       248.866
  5/7/2008                                                       249.791
  5/8/2008                                                       252.454
  5/9/2008                                                       253.947
 5/12/2008                                                       253.446
 5/13/2008                                                       254.416
 5/14/2008                                                       254.374
 5/15/2008                                                       247.726
 5/16/2008                                                       246.249
 5/19/2008                                                       246.172
 5/20/2008                                                       247.578
 5/21/2008                                                       251.381
 5/22/2008                                                       254.012
 5/23/2008                                                       254.582
 5/27/2008                                                       252.456
 5/28/2008                                                        250.03
 5/29/2008                                                       248.362
 5/30/2008                                                       245.666
  6/2/2008                                                       247.371
  6/3/2008                                                       249.526
  6/4/2008                                                       250.883
  6/5/2008                                                       248.324
  6/6/2008                                                       245.986
  6/9/2008                                                       245.837
 6/10/2008                                                       247.395
 6/11/2008                                                       248.784
 6/12/2008                                                         248.5
 6/13/2008                                                       248.413
 6/16/2008                                                       249.449
 6/17/2008                                                        251.15
 6/18/2008                                                       252.026
 6/19/2008                                                        253.32
 6/20/2008                                                       256.239
 6/23/2008                                                       257.392
 6/24/2008                                                       262.615
 6/25/2008                                                       260.568
 6/26/2008                                                       266.177
 6/27/2008                                                       270.956
 6/30/2008                                                       268.724
  7/1/2008                                                       272.214
  7/2/2008                                                       273.783
  7/3/2008                                                       273.757
  7/7/2008                                                       274.379
  7/8/2008                                                       275.387
  7/9/2008                                                        275.55
 7/10/2008                                                       276.207
 7/11/2008                                                       279.184
 7/14/2008                                                       276.373
 7/15/2008                                                       282.101
 7/16/2008                                                        285.34
 7/17/2008                                                       284.205
 7/18/2008                                                       287.445
 7/21/2008                                                       286.991
 7/22/2008                                                       286.921
 7/23/2008                                                       283.138
 7/24/2008                                                       282.691
 7/25/2008                                                       281.916
 7/28/2008                                                       282.756
 7/29/2008                                                       284.427
 7/30/2008                                                        285.58
 7/31/2008                                                       288.697
  8/1/2008                                                       288.264
  8/4/2008                                                       288.863
  8/5/2008                                                        289.86
  8/6/2008                                                       290.256
  8/7/2008                                                       291.219
  8/8/2008                                                       290.368
 8/11/2008                                                       289.975
 8/12/2008                                                        290.35
 8/13/2008                                                       291.199
 8/14/2008                                                       293.127
 8/15/2008                                                       293.285
 8/18/2008                                                        292.63
 8/19/2008                                                       295.293
 8/20/2008                                                       296.731
 8/21/2008                                                       296.575
 8/22/2008                                                       298.939
 8/25/2008                                                       299.321
 8/26/2008                                                       297.831
 8/27/2008                                                       300.988
 8/28/2008                                                       300.896
 8/29/2008                                                       295.896
  9/2/2008                                                       298.539
  9/3/2008                                                       298.002
  9/4/2008                                                       297.995
  9/5/2008                                                       302.179
  9/8/2008                                                       298.018
  9/9/2008                                                       300.215
 9/10/2008                                                       304.349
 9/11/2008                                                       307.451
 9/12/2008                                                       310.841
 9/15/2008                                                       319.119
 9/16/2008                                                       320.862
 9/17/2008                                                       323.906
 9/18/2008                                                       339.495
 9/19/2008                                                       340.299
 9/22/2008                                                       337.775
 9/23/2008                                                       337.668
 9/24/2008                                                       332.672
 9/25/2008                                                       334.482
 9/26/2008                                                       345.078
 9/29/2008                                                       360.418
 9/30/2008                                                       331.956
 10/1/2008                                                       371.883
 10/2/2008                                                       375.777
 10/3/2008                                                       378.826
 10/6/2008                                                       414.672
 10/7/2008                                                       410.777
 10/8/2008                                                       436.301
 10/9/2008                                                       437.565
10/10/2008                                                       447.865
10/14/2008                                                       460.113
10/15/2008                                                       534.393
10/16/2008                                                       539.938
10/17/2008                                                       578.087
10/20/2008                                                       586.139
10/21/2008                                                       576.585
10/22/2008                                                       574.914
10/23/2008                                                       573.438
10/24/2008                                                       581.824
10/27/2008                                                       579.612
10/28/2008                                                       585.927
10/29/2008                                                       587.572
10/30/2008                                                       582.621
10/31/2008                                                       648.291
 11/3/2008                                                        656.32
 11/4/2008                                                       658.869
 11/5/2008                                                       658.899
 11/6/2008                                                       664.254
 11/7/2008                                                       664.694
11/10/2008                                                       638.854
11/12/2008                                                       648.589
11/13/2008                                                       653.717
11/14/2008                                                       715.654
11/17/2008                                                       721.407
11/18/2008                                                        733.24
11/19/2008                                                       755.132
11/20/2008                                                       775.016
11/21/2008                                                       798.616
11/24/2008                                                       800.427
11/25/2008                                                       785.532
11/26/2008                                                       790.857
11/28/2008                                                       810.328
 12/1/2008                                                       811.943
 12/2/2008                                                       809.582
 12/3/2008                                                       815.803
 12/4/2008                                                       822.475
 12/5/2008                                                       820.774
 12/8/2008                                                       816.389
 12/9/2008                                                       816.761
12/10/2008                                                       808.983
12/11/2008                                                       803.726
12/12/2008                                                       805.186
12/15/2008                                                       803.135
12/16/2008                                                       804.658
12/17/2008                                                       806.326
12/18/2008                                                       815.436
12/19/2008                                                       819.636
12/22/2008                                                       824.527
12/23/2008                                                       825.781
12/24/2008                                                       827.789
12/26/2008                                                       829.587
12/29/2008                                                       823.339
12/30/2008                                                       823.429
12/31/2008                                                       802.946
  1/2/2009                                                        807.92
  1/5/2009                                                       804.142
  1/6/2009                                                       792.975
  1/7/2009                                                       785.021
  1/8/2009                                                       781.581
  1/9/2009                                                       775.281
 1/12/2009                                                       774.573
 1/13/2009                                                       775.317
 1/14/2009                                                       774.547
 1/15/2009                                                       779.776
 1/16/2009                                                       777.211
 1/20/2009                                                       769.069
 1/21/2009                                                       765.129
 1/22/2009                                                       763.287
 1/23/2009                                                       767.232
 1/26/2009                                                       768.767
 1/27/2009                                                       772.606
 1/28/2009                                                       764.286
 1/29/2009                                                       754.868
 1/30/2009                                                       749.574
  2/2/2009                                                       762.021
  2/3/2009                                                       762.127
  2/4/2009                                                       772.315
  2/5/2009                                                       764.435
  2/6/2009                                                       773.332
  2/9/2009                                                       766.109
 2/10/2009                                                        750.77
 2/11/2009                                                       750.831
 2/12/2009                                                       748.891
 2/13/2009                                                       733.285
 2/17/2009                                                       742.788
 2/18/2009                                                       777.862
 2/19/2009                                                       771.494
 2/20/2009                                                       776.109
 2/23/2009                                                       784.564
 2/24/2009                                                       788.259
 2/25/2009                                                       792.766
 2/26/2009                                                       792.466
 2/27/2009                                                       746.157
  3/2/2009                                                       748.645
  3/3/2009                                                       772.804
  3/4/2009                                                       778.051
  3/5/2009                                                       789.852
  3/6/2009                                                       794.482
  3/9/2009                                                       796.642
 3/10/2009                                                       794.442
 3/11/2009                                                       792.232
 3/12/2009                                                       790.255
 3/13/2009                                                       794.234
 3/16/2009                                                        792.66
 3/17/2009                                                       792.524
 3/18/2009                                                       805.014
 3/19/2009                                                       803.245
 3/20/2009                                                       805.884
 3/23/2009                                                        800.96
 3/24/2009                                                       798.712
 3/25/2009                                                       795.422
 3/26/2009                                                       792.975
 3/27/2009                                                       792.196
 3/30/2009                                                       788.617
 3/31/2009                                                       787.111
  4/1/2009                                                       791.528
  4/2/2009                                                       789.994
  4/3/2009                                                       789.573
  4/6/2009                                                       788.046
  4/7/2009                                                       786.881
  4/8/2009                                                       787.857
  4/9/2009                                                       783.036
 4/13/2009                                                       774.923
 4/14/2009                                                       762.329
 4/15/2009                                                       753.791
 4/16/2009                                                       735.701
 4/17/2009                                                       721.083
 4/20/2009                                                       715.083
 4/21/2009                                                       716.321
 4/22/2009                                                       700.193
 4/23/2009                                                       697.926
 4/24/2009                                                       689.055
 4/27/2009                                                       655.414
 4/28/2009                                                       656.875
 4/29/2009                                                       642.256
 4/30/2009                                                       561.748
  5/1/2009                                                       555.372
  5/4/2009                                                       550.719
  5/5/2009                                                       536.781
  5/6/2009                                                       519.952
  5/7/2009                                                       499.939
  5/8/2009                                                       491.665
 5/11/2009                                                       494.355
 5/12/2009                                                        495.57
 5/13/2009                                                        501.64
 5/14/2009                                                       507.124
 5/15/2009                                                       489.945
 5/18/2009                                                       477.756
 5/19/2009                                                       467.809
 5/20/2009                                                       463.419
 5/21/2009                                                        458.72
 5/22/2009                                                        455.79
 5/26/2009                                                       453.503
 5/27/2009                                                       450.017
 5/28/2009                                                       442.706
 5/29/2009                                                       421.868
  6/1/2009                                                       415.255
  6/2/2009                                                       400.819
  6/3/2009                                                       392.726
  6/4/2009                                                       394.979
  6/5/2009                                                       392.653
  6/8/2009                                                        392.71
  6/9/2009                                                       390.456
 6/10/2009                                                       379.454
 6/11/2009                                                       372.638
 6/12/2009                                                       368.044
 6/15/2009                                                       362.851
 6/16/2009                                                       357.359
 6/17/2009                                                       363.943
 6/18/2009                                                       365.542
 6/19/2009                                                       363.352
 6/22/2009                                                       362.898
 6/23/2009                                                       364.027
 6/24/2009                                                       367.132
 6/25/2009                                                       365.688
 6/26/2009                                                       363.915
 6/29/2009                                                       365.921
 6/30/2009                                                        359.79
  7/1/2009                                                       358.307
  7/2/2009                                                       356.986
  7/6/2009                                                       357.319
  7/7/2009                                                       355.597
  7/8/2009                                                       357.669
  7/9/2009                                                       356.231
 7/10/2009                                                       354.982
 7/13/2009                                                       354.655
 7/14/2009                                                       354.771
 7/15/2009                                                       353.863
 7/16/2009                                                       348.069
 7/17/2009                                                       341.439
 7/20/2009                                                       335.853
 7/21/2009                                                       327.643
 7/22/2009                                                        322.24
 7/23/2009                                                       322.352
 7/24/2009                                                       317.386
 7/27/2009                                                        315.46
 7/28/2009                                                       307.954
 7/29/2009                                                       303.693
 7/30/2009                                                       295.592
 7/31/2009                                                       287.701
  8/3/2009                                                       280.038
  8/4/2009                                                       280.122
  8/5/2009                                                       277.801
  8/6/2009                                                       275.555
  8/7/2009                                                       273.931
 8/10/2009                                                       267.242
 8/11/2009                                                       271.014
 8/12/2009                                                       271.273
 8/13/2009                                                       264.088
 8/14/2009                                                        264.47
 8/17/2009                                                       267.718
 8/18/2009                                                       273.511
 8/19/2009                                                       273.137
 8/20/2009                                                       269.092
 8/21/2009                                                       267.075
 8/24/2009                                                       263.568
 8/25/2009                                                       259.987
 8/26/2009                                                       260.211
 8/27/2009                                                       258.012
 8/28/2009                                                       252.664
 8/31/2009                                                       249.301
  9/1/2009                                                       252.769
  9/2/2009                                                       256.397
  9/3/2009                                                       257.968
  9/4/2009                                                       253.984
  9/8/2009                                                        250.05
  9/9/2009                                                       247.067
 9/10/2009                                                       246.244
 9/11/2009                                                       244.487
 9/14/2009                                                       241.072
 9/15/2009                                                       244.014
 9/16/2009                                                       235.651
 9/17/2009                                                       235.087
 9/18/2009                                                       234.965
 9/21/2009                                                       233.574
 9/22/2009                                                       232.396
 9/23/2009                                                       232.978
 9/24/2009                                                       232.572
 9/25/2009                                                       228.537
 9/28/2009                                                       231.147
 9/29/2009                                                       232.754
 9/30/2009                                                       233.686
 10/1/2009                                                       235.974
 10/2/2009                                                       239.935
 10/5/2009                                                       240.298
 10/6/2009                                                       241.003
 10/7/2009                                                       237.691
 10/8/2009                                                       238.462
 10/9/2009                                                       237.778
10/13/2009                                                       236.865
10/14/2009                                                       235.406
10/15/2009                                                       232.857
10/16/2009                                                       230.858
10/19/2009                                                       229.942
10/20/2009                                                       227.595
10/21/2009                                                       226.344
10/22/2009                                                       226.758
10/23/2009                                                       224.593
10/26/2009                                                       222.708
10/27/2009                                                        224.04
10/28/2009                                                       225.448
10/29/2009                                                       224.259
10/30/2009                                                       224.886
 11/2/2009                                                       224.475
 11/3/2009                                                       226.079
 11/4/2009                                                       226.119
 11/5/2009                                                       224.074
 11/6/2009                                                       221.174
 11/9/2009                                                       218.246
11/10/2009                                                       216.741
11/12/2009                                                       215.745
11/13/2009                                                       215.712
11/16/2009                                                       215.877
11/17/2009                                                       215.142
11/18/2009                                                       216.018
11/19/2009                                                       218.279
11/20/2009                                                       219.059
11/23/2009                                                       219.192
11/24/2009                                                       222.724
11/25/2009                                                       228.823
11/27/2009                                                       218.855
11/30/2009                                                       223.071
 12/1/2009                                                       223.305
 12/2/2009                                                        222.27
 12/3/2009                                                       220.915
 12/4/2009                                                       218.738
 12/7/2009                                                       217.091
 12/8/2009                                                       212.709
 12/9/2009                                                       210.199
12/10/2009                                                       207.527
12/11/2009                                                       204.401
12/14/2009                                                       202.923
12/15/2009                                                       196.287
12/16/2009                                                       195.346
12/17/2009                                                       194.064
12/18/2009                                                       192.651
12/21/2009                                                       193.426
12/22/2009                                                        191.56
12/23/2009                                                       186.166
12/24/2009                                                       187.529
12/28/2009                                                       187.043
12/29/2009                                                       185.914
12/30/2009                                                       185.175
12/31/2009                                                       181.801
  1/4/2010                                                       180.213
  1/5/2010                                                       174.327
  1/6/2010                                                       170.776
  1/7/2010                                                       169.185
  1/8/2010                                                       169.706
 1/11/2010                                                       168.505
 1/12/2010                                                       168.318
 1/13/2010                                                       168.172
 1/14/2010                                                       167.129
 1/15/2010                                                       167.036
 1/19/2010                                                       167.851
 1/20/2010                                                       167.971
 1/21/2010                                                       167.974
 1/22/2010                                                       171.532
 1/25/2010                                                       174.292
 1/26/2010                                                       176.764
 1/27/2010                                                       174.481
 1/28/2010                                                       173.585
 1/29/2010                                                        169.15

                                   [END CHART]

                            Source: Barclays Capital

    One way to measure fear in the market is the difference in yield (the
    "spread") between BBB-rated, 10-year corporate bonds and 10-year U.S.
    Treasury bonds. The spread measures how much additional yield investors demand to purchase corporate bonds. Since bond prices and yields move in opposite directions, a widening spread means that corporate bonds will underperform U.S. Treasury securities. When the spread narrows, investors have less fear of owning corporate bonds and they outperform U.S. Treasury securities. The chart above tracks that spread, and the rapid narrowing of spreads clearly illustrates that investors have re-embraced risk. The good news is that the Fund continued to benefit from very strong capital appreciation on bonds we bought at the height of the credit crisis when others were so fearful.

    At the same time, today's much tighter yield spreads (and higher prices)
    mean there are fewer opportunities for us to find the assets at the low prices that led the Fund to have such stellar performance in this reporting period.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

o   FOCUSING SPECIFICALLY ON THE PAST SIX MONTHS, HOW DID THE FUND ACHIEVE
    STRONG PERFORMANCE RELATIVE TO ITS PEERS AND THE BARCLAYS CAPITAL U.S.
    AGGREGATE BOND INDEX?

    Our best performance came from commercial mortgage-backed securities, real estate investment trust bonds and preferred securities, and corporate bonds, especially within the financial sector. We not only enjoyed price appreciation, but continued to collect the high income from these bonds. We had exited our positions in regular U.S. Treasury securities well before the period began, keeping only our positions in Treasury Inflation
    Protected Securities, also known as "TIPS," so we weren't held back by their lower relative returns.

o   HOW HAVE YOU MANAGED THE FUND AS THE PENDULUM HAS SWUNG FROM FEAR TO GREED?

    In the beginning of the period, we continued to invest in well-priced assets where we believed we were being compensated for the risk. Toward the end of the period, there was hardly any incentive to chase what little yield advantage was available on higher-risk assets. We are now wary of how assets will perform as the government continues to exit from the multitude of quantitative easing programs that buttressed the rally in risk assets.
    We've built up cash to be in a position to re-deploy to what we expect will be substantially better opportunities as 2010 unfolds. Holding cash, floating-rate securities, and shorter-term bonds has brought our distribution yield down, but we feel that it will stabilize the Fund as the end of quantitative easing is priced into the market. We want to protect the performance advantage shareholders in the Fund booked during, and since, the financial crisis.

o   IT SOUNDS LIKE YOU'RE BEING OPPORTUNISTIC, YET CAUTIOUS.

    The volatility we've seen in the bond market since the credit crisis began in 2007 has given us plenty of opportunity, but our job is to

    You will find a complete list of securities that the Fund owns on pages
    19-37.

================================================================================

6  | USAA INCOME FUND

================================================================================

    balance opportunity against the risks. The Fund can invest in many different sectors. As the economy adjusts to the end of quantitative easing, we may see renewed opportunities in U.S. Treasuries and mortgage-backed securities. We will continue to work hard to provide competitive income to shareholders while buying only those bonds where we think we're being paid for the risks.

    As interest rates rise, existing bond prices fall.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  7

================================================================================

FUND RECOGNITION

USAA INCOME FUND SHARES

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                     out of 986 intermediate-term bond funds
                     for the period ended January 31, 2010:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                                out of 986 funds

                                     5-YEAR
                                     * * * *
                                out of 862 funds

                                     10-YEAR
                                     * * * *
                                out of 495 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

8  | USAA INCOME FUND

================================================================================

                             LIPPER LEADER (OVERALL)

                                       [5]

                                  TOTAL RETURN

The Income Fund Shares are listed as a Lipper Leader for Total Return among 145 funds within the Lipper Corporate Debt Funds A Rated Funds category for the period ending January 31, 2010, and received a Lipper Leader rating among 145,
134, and 69 funds for the three-, five-, and 10-year periods, respectively.
Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of January 31, 2010.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metrics over three-, five-, and
10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at
WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights
Reserved.

================================================================================

                                                           FUND RECOGNITION |  9

================================================================================

INVESTMENT OVERVIEW

USAA INCOME FUND SHARES (Symbol: USAIX)

--------------------------------------------------------------------------------
                                         1/31/10                     7/31/09
--------------------------------------------------------------------------------
Net Assets                          $2,439.6 Million            $2,081.0 Million
Net Asset Value Per Share                $12.51                       $11.86

--------------------------------------------------------------------------------
SIX-MONTH TOTAL RETURN             30-DAY SEC YIELD**           EXPENSE RATIO***
--------------------------------------------------------------------------------
  7/31/09 to 1/31/10*                As of 1/31/10                   0.65%
        8.13%                            3.87%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2009,
AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY
DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA INCOME FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED JANUARY 31, 2010

--------------------------------------------------------------------------------
              TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years          6.59%         =           5.52%           +          1.07%
5 Years           5.32%         =           5.24%           +          0.08%
1 Year           22.04%         =           6.53%           +         15.51%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED
JANUARY 31, 2001 -- JANUARY 31, 2010

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

                TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
1/31/2001          15.46%              7.64%                      7.82%
1/31/2002           6.33%              6.66%                     -0.33%
1/31/2003           8.08%              5.68%                      2.40%
1/31/2004           5.45%              4.64%                      0.81%
1/31/2005           4.39%              4.55%                     -0.16%
1/31/2006           2.23%              4.72%                     -2.49%
1/31/2007           4.23%              4.89%                     -0.66%
1/31/2008           6.75%              5.26%                      1.49%
1/31/2009          -6.65%              4.94%                    -11.59%
1/31/2010          22.04%              6.53%                     15.51%

                                   [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN
   OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A
   RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                           LIPPER CORPORATE DEBT
                         USAA INCOME FUND SHARES           FUNDS A RATED AVERAGE
1/31/2000                         6.72%                             6.12%
1/31/2001                         6.58                              6.03
1/31/2002                         6.55                              5.53
1/31/2003                         5.31                              4.89
1/31/2004                         4.49                              4.05
1/31/2005                         4.42                              3.88
1/31/2006                         4.79                              4.12
1/31/2007                         4.79                              4.38
1/31/2008                         4.98                              4.59
1/31/2009                         5.80                              5.46
1/31/2010                         5.16                              4.34

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 7/31/01 to 1/31/10.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                      BARCLAYS CAPITAL
                 USAA INCOME        U.S. AGGREGATE BOND      LIPPER A RATED BOND
                 FUND SHARES               INDEX                 FUNDS INDEX
01/31/00          $10,000.00            $10,000.00               $10,000.00
02/29/00           10,153.28             10,120.94                10,105.90
03/31/00           10,316.94             10,254.27                10,242.97
04/30/00           10,282.99             10,224.90                10,159.42
05/31/00           10,321.59             10,220.21                10,120.22
06/30/00           10,543.54             10,432.84                10,345.83
07/31/00           10,656.79             10,527.54                10,433.54
08/31/00           10,807.60             10,680.13                10,572.15
09/30/00           10,913.06             10,747.27                10,630.73
10/31/00           10,944.54             10,818.39                10,675.39
11/30/00           11,095.27             10,995.28                10,833.16
12/31/00           11,321.94             11,199.25                11,054.99
01/31/01           11,545.76             11,382.40                11,260.68
02/28/01           11,647.07             11,481.55                11,362.34
03/31/01           11,729.59             11,539.19                11,402.63
04/30/01           11,686.99             11,491.30                11,338.07
05/31/01           11,780.29             11,560.61                11,412.77
06/30/01           11,853.80             11,604.29                11,458.91
07/31/01           12,133.78             11,863.73                11,719.02
08/31/01           12,257.62             11,999.59                11,851.18
09/30/01           12,352.78             12,139.42                11,897.32
10/31/01           12,577.85             12,393.44                12,153.82
11/30/01           12,324.64             12,222.57                12,006.35
12/31/01           12,180.33             12,144.96                11,916.09
01/31/02           12,277.12             12,243.27                11,999.49
02/28/02           12,364.73             12,361.92                12,088.76
03/31/02           12,135.85             12,156.27                11,895.66
04/30/02           12,322.67             12,392.00                12,106.81
05/31/02           12,438.29             12,497.29                12,198.98
06/30/02           12,533.31             12,605.35                12,251.50
07/31/02           12,582.36             12,757.45                12,324.75
08/31/02           12,865.55             12,972.85                12,550.66
09/30/02           13,082.83             13,182.96                12,745.11
10/31/02           12,914.45             13,122.91                12,617.11
11/30/02           12,944.98             13,119.42                12,661.92
12/31/02           13,231.98             13,390.41                12,937.29
01/31/03           13,269.52             13,401.84                12,964.92
02/28/03           13,457.25             13,587.28                13,153.87
03/31/03           13,431.72             13,576.81                13,144.18
04/30/03           13,533.44             13,688.84                13,291.19
05/31/03           13,832.05             13,944.07                13,568.80
06/30/03           13,839.75             13,916.39                13,537.95
07/31/03           13,335.00             13,448.53                13,073.57
08/31/03           13,436.08             13,537.82                13,160.38
09/30/03           13,791.70             13,896.18                13,520.34
10/31/03           13,714.39             13,766.58                13,411.14
11/30/03           13,764.12             13,799.55                13,453.65
12/31/03           13,881.01             13,939.98                13,586.41
01/31/04           13,992.88             14,052.13                13,700.71
02/29/04           14,135.38             14,204.23                13,830.99
03/31/04           14,247.96             14,310.61                13,937.00
04/30/04           13,854.98             13,938.29                13,595.03
05/31/04           13,802.90             13,882.46                13,525.60
06/30/04           13,877.12             13,960.92                13,594.86
07/31/04           14,032.76             14,099.30                13,724.77
08/31/04           14,279.46             14,368.25                13,982.75
09/30/04           14,333.36             14,407.23                14,027.92
10/31/04           14,454.76             14,528.05                14,142.38
11/30/04           14,368.81             14,412.17                14,056.72
12/31/04           14,508.66             14,544.78                14,199.34
01/31/05           14,606.95             14,636.11                14,297.43
02/28/05           14,544.69             14,549.71                14,240.80
03/31/05           14,491.95             14,474.98                14,154.65
04/30/05           14,694.01             14,670.89                14,342.69
05/31/05           14,835.38             14,829.61                14,507.33
06/30/05           14,904.48             14,910.47                14,591.37
07/31/05           14,781.33             14,774.74                14,458.63
08/31/05           14,991.64             14,964.14                14,653.75
09/30/05           14,856.63             14,810.00                14,479.87
10/31/05           14,747.89             14,692.79                14,346.03
11/30/05           14,803.44             14,757.77                14,418.61
12/31/05           14,938.74             14,898.08                14,558.45
01/31/06           14,932.62             14,898.92                14,550.47
02/28/06           14,986.83             14,948.38                14,604.32
03/31/06           14,851.10             14,801.69                14,438.80
04/30/06           14,784.40             14,774.86                14,380.86
05/31/06           14,784.24             14,759.09                14,374.29
06/30/06           14,814.58             14,790.38                14,384.27
07/31/06           15,002.79             14,990.38                14,574.37
08/31/06           15,228.24             15,219.85                14,806.55
09/30/06           15,368.47             15,353.54                14,937.05
10/31/06           15,480.40             15,455.11                15,044.38
11/30/06           15,644.91             15,634.40                15,226.47
12/31/06           15,560.63             15,543.67                15,125.72
01/31/07           15,564.72             15,537.29                15,118.73
02/28/07           15,816.42             15,776.88                15,373.21
03/31/07           15,800.83             15,777.36                15,341.20
04/30/07           15,851.72             15,862.44                15,421.88
05/31/07           15,708.21             15,742.22                15,301.25
06/30/07           15,645.38             15,695.65                15,230.52
07/31/07           15,766.54             15,826.58                15,313.60
08/31/07           15,939.87             16,020.56                15,431.01
09/30/07           16,042.31             16,142.09                15,555.19
10/31/07           16,166.04             16,287.10                15,671.26
11/30/07           16,377.92             16,579.99                15,852.85
12/31/07           16,343.22             16,626.56                15,814.19
01/31/08           16,614.82             16,905.85                16,015.71
02/29/08           16,600.68             16,929.32                15,971.84
03/31/08           16,617.37             16,987.08                15,893.25
04/30/08           16,639.70             16,951.58                15,951.99
05/31/08           16,597.05             16,827.28                15,846.44
06/30/08           16,535.03             16,813.68                15,790.92
07/31/08           16,456.17             16,799.96                15,667.29
08/31/08           16,571.09             16,959.40                15,711.50
09/30/08           16,102.18             16,731.61                15,184.09
10/31/08           15,215.56             16,336.67                14,383.83
11/30/08           15,210.16             16,868.43                14,533.85
12/31/08           15,519.44             17,497.78                15,071.58
01/31/09           15,510.39             17,343.39                15,030.15
02/28/09           15,486.82             17,277.93                14,852.24
03/31/09           15,727.34             17,518.12                15,028.90
04/30/09           16,090.86             17,601.87                15,328.48
05/31/09           16,724.28             17,729.54                15,739.91
06/30/09           17,031.60             17,830.38                16,015.77
07/31/09           17,505.62             18,117.98                16,498.71
08/31/09           17,925.03             18,305.58                16,698.83
09/30/09           18,257.37             18,497.87                17,111.12
10/31/09           18,423.20             18,589.21                17,249.86
11/30/09           18,669.82             18,829.88                17,453.77
12/31/09           18,582.99             18,535.54                17,291.04
01/31/10           18,928.60             18,818.68                17,575.30

                                   [END CHART]

                         Data from 1/31/00 to 1/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Income Fund Shares to the following benchmarks:

o  The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S.
   investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o  The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A
   Rated category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly into an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA INCOME FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                          1/31/10                    7/31/09
--------------------------------------------------------------------------------
Net Assets                            $127.6 Million              $59.7 Million
Net Asset Value Per Share                 $12.51                     $11.86

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/10
--------------------------------------------------------------------------------
  7/31/09 to 1/31/10**            1 Year              Since Inception 8/01/08
            8.25%                 22.47%                        9.94%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
                                      0.38%

*The USAA Income Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target
Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER
1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA
INVESTMENT MANAGEMENT COMPANY (IMCO) HAS AGREED, THROUGH DECEMBER 1, 2010, TO
MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE
EXPENSES OF THE INSTITUTIONAL SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES
OF THE INSTITUTIONAL SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET
ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO
NOT EXCEED AN ANNUAL RATE OF 0.40% OF THE INSTITUTIONAL SHARES' AVERAGE DAILY
NET ASSETS. IF THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS
LOWER THAN 0.40%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE
RATIO. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING
THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE
CHANGED OR TERMINATED BY IMCO AT ANY TIME AFTER DECEMBER 1, 2010. THIS EXPENSE
RATIO MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA INCOME FUND        LIPPER A RATED      BARCLAYS CAPITAL U.S.
             INSTITUTIONAL SHARES     BOND FUNDS INDEX     AGGREGATE BOND INDEX
07/31/08          $10,000.00              $10,000.00           $10,000.00
08/31/08           10,055.01               10,028.22            10,094.91
09/30/08            9,773.05                9,691.59             9,959.32
10/31/08            9,237.79                9,180.80             9,724.23
11/30/08            9,236.65                9,276.55            10,040.76
12/31/08            9,427.63                9,619.78            10,415.37
01/31/09            9,415.64                9,593.33            10,323.47
02/28/09            9,411.92                9,479.78            10,284.50
03/31/09            9,560.51                9,592.54            10,427.47
04/30/09            9,783.97                9,783.75            10,477.33
05/31/09           10,171.39               10,046.35            10,553.32
06/30/09           10,360.57               10,222.43            10,613.35
07/31/09           10,652.16               10,530.67            10,784.54
08/31/09           10,900.47               10,658.41            10,896.20
09/30/09           11,105.20               10,921.56            11,010.66
10/31/09           11,217.48               11,010.12            11,065.03
11/30/09           11,370.44               11,140.26            11,208.28
12/31/09           11,309.79               11,036.39            11,033.08
01/31/10           11,531.30               11,217.83            11,201.62

                                   [END CHART]

                     *Data from 7/31/08 to 1/31/10.

                     See page 13 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Income Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the
Lipper A Rated Bond Funds Index is calculated from the end of the month, July
31, 2008, while the Institutional Shares' inception date is August 1, 2008.
There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2010 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                          37%
AA                                                                            9%
A                                                                            20%
BBB                                                                          25%
BELOW INVESTMENT-GRADE                                                        1%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                           8%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors
Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service
Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment
Management Company must determine that the securities are of equivalent investment quality.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 19-37.

================================================================================

16  | USAA INCOME FUND

================================================================================

                         TOP 10 SECURITIES* -- 1/31/2010

--------------------------------------------------------------------------------

                                            COUPON RATE %        % OF NET ASSETS
                                            ------------------------------------
U.S. Treasury
   Inflation-Indexed Notes ..............       2.38%                  2.1%

U.S. Treasury
   Inflation-Indexed Notes ..............       1.75%                  1.4%

Household Finance Corp. .................       6.38%                  1.0%

ConocoPhillips ..........................       8.75%                  0.9%

Region of Lombardy ......................       5.80%                  0.9%

Fannie Mae Mortgage-Backed
   Pass-Through .........................       5.50%                  0.8%

Fannie Mae Mortgage-Backed
   Pass-Through .........................       5.00%                  0.8%

Landesbank
   Baden-Wuerttemberg....................       6.35%                  0.8%

New Jersey Turnpike Auth. ...............       4.25%                  0.8%

Fannie Mae Mortgage-Backed
   Pass-Through .........................       6.00%                  0.7%

* Excludes short-term investments purchased with cash collateral from securities loaned.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                         o PORTFOLIO MIX* -- 1/31/2010 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                      34.8%
EURODOLLAR AND YANKEE OBLIGATIONS                                          15.4%
COMMERCIAL MORTGAGE SECURITIES                                             13.8%
U.S. GOVERNMENT AGENCY ISSUES                                              12.7%
ASSET-BACKED SECURITIES                                                     5.3%
PREFERRED SECURITIES                                                        4.2%
U.S. TREASURY SECURITIES                                                    3.5%
MUNICIPAL BONDS                                                             1.9%
MONEY MARKET INSTRUMENTS                                                    8.0%

                                   [END CHART]

* Excludes short-term investments purchased with cash collateral from securities loaned.

Percentage are of net assets of the Fund and may not equal 100%.

================================================================================

18  | USAA INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

             CORPORATE OBLIGATIONS (34.8%)

             CONSUMER DISCRETIONARY (2.0%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (1.0%)
  $15,000    Daimler Finance N.A., LLC                           8.00%       6/15/2010     $   15,381
   10,000    Toyota Motor Credit Corp.                           4.85        2/27/2015         10,170
                                                                                           ----------
                                                                                               25,551
                                                                                           ----------
             BROADCASTING (0.4%)
   10,000    Time Warner Cable, Inc.                             6.75        7/01/2018         11,157
                                                                                           ----------
             CASINOS & GAMING (0.1%)
    3,000    International Game Technology                       7.50        6/15/2019          3,379
                                                                                           ----------
             SPECIALTY STORES (0.5%)
    5,000    Staples, Inc.                                       7.75        4/01/2011          5,368
    5,000    Staples, Inc.                                       9.75        1/15/2014          6,105
                                                                                           ----------
                                                                                               11,473
                                                                                           ----------
             Total Consumer Discretionary                                                      51,560
                                                                                           ----------
             CONSUMER STAPLES (3.0%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
    4,000    Bunge Ltd. Finance Co.                              8.50        6/15/2019          4,703
                                                                                           ----------
             DRUG RETAIL (0.6%)
    9,259    CVS Caremark Corp.                                  6.04       12/10/2028          9,332
    5,000    CVS Pass-Through Trust(a)                           7.51        1/10/2032          5,403
                                                                                           ----------
                                                                                               14,735
                                                                                           ----------
             FOOD RETAIL (0.2%)
    5,000    Kroger Co.                                          5.50        2/01/2013          5,381
                                                                                           ----------
             HOUSEHOLD PRODUCTS (0.7%)
   17,000    Clorox Co.(b)                                       6.13        2/01/2011         17,856
                                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.2%)
    5,000    Costco Wholesale Corp.                              5.30        3/15/2012          5,422
                                                                                           ----------
             PACKAGED FOODS & MEAT (0.6%)
   15,000    Kellogg Co.(b)                                      6.60        4/01/2011         15,962
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

             SOFT DRINKS (0.5%)
  $ 2,000    PepsiAmericas, Inc.                                 4.50%       3/15/2013     $    2,127
    5,000    PepsiCo, Inc.                                       0.28(c)     7/15/2011          5,003
    5,000    PepsiCo, Inc.                                       7.90       11/01/2018          6,201
                                                                                           ----------
                                                                                               13,331
                                                                                           ----------
             Total Consumer Staples                                                            77,390
                                                                                           ----------
             ENERGY (5.0%)
             -------------
             INTEGRATED OIL & GAS (1.1%)
   21,000    ConocoPhillips                                      8.75        5/25/2010         21,570
    5,000    Hess Corp.                                          8.13        2/15/2019          6,110
                                                                                           ----------
                                                                                               27,680
                                                                                           ----------
             OIL & GAS DRILLING (0.6%)
    3,000    Nabors Industries, Inc.                             9.25        1/15/2019          3,791
    5,000    Rowan Companies, Inc.                               7.88        8/01/2019          5,855
    5,000    Transocean, Inc.                                    5.25        3/15/2013          5,387
                                                                                           ----------
                                                                                               15,033
                                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
    5,000    Baker Hughes, Inc.                                  7.50       11/15/2018          6,084
    5,000    Smith International, Inc.                           8.63        3/15/2014          5,914
    5,000    Weatherford International Ltd.                      9.63        3/01/2019          6,357
                                                                                           ----------
                                                                                               18,355
                                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    5,000    Noble Energy, Inc.                                  8.25        3/01/2019          6,078
                                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.6%)
    5,000    Plains All American Pipeline, LP                    6.50        5/01/2018          5,524
    3,000    Plains All American Pipeline, LP                    8.75        5/01/2019          3,740
    5,000    Valero Energy Corp.                                 9.38        3/15/2019          6,099
                                                                                           ----------
                                                                                               15,363
                                                                                           ----------
             OIL & GAS STORAGE & TRANSPORTATION (1.8%)
    5,000    DCP Midstream, LLC(a)                               9.70       12/01/2013          5,964
    5,000    Enbridge Energy Partners, LP                        5.35       12/15/2014          5,288
    4,000    Enbridge Energy Partners, LP                        8.05       10/01/2037          3,987
    3,000    Energy Transfer Partners, LP                        9.00        4/15/2019          3,704
   10,000    Enterprise Products Operating, LLC                  6.30        9/15/2017         11,035
    5,000    Nustar Logistics, LP                                7.65        4/15/2018          5,671
    5,000    Sunoco Logistics Partners Operations, LP            8.75        2/15/2014          5,622
    3,000    Transcontinental Gas Pipeline Corp.                 8.88        7/15/2012          3,448
                                                                                           ----------
                                                                                               44,719
                                                                                           ----------
             Total Energy                                                                     127,228
                                                                                           ----------

================================================================================

20  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

             FINANCIALS (9.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
  $ 5,000    State Street Capital Trust III                      8.25%               -(d)  $    5,120
                                                                                           ----------
             CONSUMER FINANCE (1.6%)
   10,000    American Honda Finance Corp.(a)                     7.63       10/01/2018         11,618
    3,000    ERAC USA Finance Co.(a)                             6.38       10/15/2017          3,282
   25,200    Household Finance Corp.(b)                          6.38       10/15/2011         26,948
                                                                                           ----------
                                                                                               41,848
                                                                                           ----------
             DIVERSIFIED BANKS (0.4%)
    5,000    Wells Fargo Capital XIII                            7.70                -(d)       4,875
    5,000    Wells Fargo Capital XV                              9.75                -(d)       5,350
                                                                                           ----------
                                                                                               10,225
                                                                                           ----------
             LIFE & HEALTH INSURANCE (0.8%)
    5,000    Great-West Life & Annuity Insurance Co.(a)          7.15        5/16/2046          4,500
    5,000    MetLife Global Funding I(a)                         0.65(c)     7/13/2011          5,000
   10,000    New York Life Global Funding                        0.38(c)     6/16/2011          9,953
                                                                                           ----------
                                                                                               19,453
                                                                                           ----------
             MULTI-LINE INSURANCE (0.5%)
    5,000    AIG Sunamerica Global Financing(a)                  6.30        5/10/2011          5,006
    5,000    HCC Insurance Holdings, Inc.                        6.30       11/15/2019          5,216
    3,000    Oil Insurance Ltd.(a)                               7.56                -(d)       2,377
                                                                                           ----------
                                                                                               12,599
                                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
    6,000    Bank of America Corp.                               8.00                -(d)       5,705
   10,000    Bank One Corp.                                      7.88        8/01/2010         10,365
    5,000    Countrywide Financial Corp.                         5.80        6/07/2012          5,364
    3,000    JPMorgan Chase & Co.                                7.90                -(d)       3,083
   10,000    Societe Generale NY                                 0.60(c)     2/03/2012         10,000
                                                                                           ----------
                                                                                               34,517
                                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (1.0%)
   15,000    Berkshire Hathaway Finance Corp.                    4.85        1/15/2015         16,348
    5,000    Progressive Corp.                                   6.70        6/15/2037          4,607
    5,000    Travelers Companies, Inc.                           6.25        3/15/2037          4,708
                                                                                           ----------
                                                                                               25,663
                                                                                           ----------
             REGIONAL BANKS (0.5%)
    5,000    Chittenden Corp.                                    5.80        2/14/2017          4,982
    8,000    Hudson United Bank                                  7.00        5/15/2012          8,594
                                                                                           ----------
                                                                                               13,576
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

             REITs - DIVERSIFIED (0.2%)
  $ 5,000    Liberty Property, LP                                6.63%      10/01/2017     $    5,094
                                                                                           ----------
             REITs - INDUSTRIAL (0.4%)
    5,000    AMB Property, LP                                    6.30        6/01/2013          5,317
    5,000    ProLogis                                            7.38       10/30/2019          5,190
                                                                                           ----------
                                                                                               10,507
                                                                                           ----------
             REITs - OFFICE (0.6%)
   10,000    Boston Properties, Inc.                             5.88       10/15/2019         10,431
    1,681    Mack-Cali Realty, LP                                5.80        1/15/2016          1,663
    3,000    Mack-Cali Realty, LP                                7.75        8/15/2019          3,346
                                                                                           ----------
                                                                                               15,440
                                                                                           ----------
             REITs - RESIDENTIAL (0.2%)
    4,860    AvalonBay Communities, Inc.                         5.50        1/15/2012          5,109
                                                                                           ----------
             REITs - RETAIL (1.9%)
    2,500    Developers Diversified Realty Corp.                 7.50        7/15/2018          2,375
   10,000    Equity One, Inc.                                    6.25       12/15/2014         10,295
    5,000    National Retail Properties, Inc.                    6.88       10/15/2017          5,141
   15,000    Pan Pacific Retail Properties, Inc.                 7.95        4/15/2011         15,579
    3,000    Regency Centers, LP                                 8.45        9/01/2010          3,075
    6,185    Regency Centers, LP                                 7.95        1/15/2011          6,495
    5,000    Weingarten Realty Investors                         4.86        1/15/2014          5,014
                                                                                           ----------
                                                                                               47,974
                                                                                           ----------
             REITs - SPECIALIZED (0.2%)
    5,000    Nationwide Health Properties, Inc.                  6.25        2/01/2013          5,296
                                                                                           ----------
             SPECIALIZED FINANCE (0.0%)
    1,000    Assured Guaranty U.S. Holdings, Inc.                6.40       12/15/2066            710
                                                                                           ----------
             Total Financials                                                                 253,131
                                                                                           ----------
             HEALTH CARE (1.1%)
             ------------------
             BIOTECHNOLOGY (0.4%)
   10,000    Genentech, Inc.                                     4.75        7/15/2015         10,901
                                                                                           ----------
             HEALTH CARE EQUIPMENT (0.2%)
    4,000    Hospira, Inc.                                       6.40        5/15/2015          4,491
                                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500    Thermo Fisher Scientific, Inc.                      5.00        6/01/2015          2,664
                                                                                           ----------
             MANAGED HEALTH CARE (0.2%)
    5,000    Highmark, Inc.(a)                                   6.80        8/15/2013          5,415
                                                                                           ----------

================================================================================

22  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

             PHARMACEUTICALS (0.2%)
  $ 5,000    Roche Holdings, Inc.(a)                             6.00%       3/01/2019     $    5,532
                                                                                           ----------
             Total Health Care                                                                 29,003
                                                                                           ----------
             INDUSTRIALS (3.3%)
             ------------------
             AIRLINES (0.3%)
    2,483    American Airlines Pass-Through Trust               10.38        7/02/2019          2,818
    4,899    Continental Airlines, Inc. Pass-Through Trust       9.00        7/08/2016          5,291
      233    United Airlines Pass-Through Trust                  7.73        7/01/2010            233
                                                                                           ----------
                                                                                                8,342
                                                                                           ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   10,000    Caterpillar Financial Services Corp.                0.50(c)    12/16/2011         10,036
   10,000    John Deere Capital Corp.                            5.10        1/15/2013         10,834
    5,000    Paccar, Inc.                                        6.88        2/15/2014          5,754
                                                                                           ----------
                                                                                               26,624
                                                                                           ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
   10,000    Waste Management, Inc.                              7.38        8/01/2010         10,320
                                                                                           ----------
             INDUSTRIAL MACHINERY (0.7%)
   10,000    Danaher Corp.                                       5.63        1/15/2018         11,014
    1,500    Ingersoll Rand Co.                                  9.00        8/15/2021          1,711
    3,000    Ingersoll-Rand GL Holding Co.                       9.50        4/15/2014          3,673
                                                                                           ----------
                                                                                               16,398
                                                                                           ----------
             RAILROADS (0.9%)
    2,058    CSX Transportation, Inc.                            9.75        6/15/2020          2,745
    2,842    Norfolk Southern Railway Co.                        9.75        6/15/2020          3,872
   10,000    TTX Co.(a)                                          5.40        2/15/2016          9,695
    5,000    Union Pacific Corp.                                 7.88        1/15/2019          6,144
                                                                                           ----------
                                                                                               22,456
                                                                                           ----------
             Total Industrials                                                                 84,140
                                                                                           ----------
             INFORMATION TECHNOLOGY (0.6%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.2%)
    5,000    Harris Corp.                                        5.95       12/01/2017          5,455
                                                                                           ----------
             COMPUTER HARDWARE (0.4%)
    5,000    IBM Corp.                                           0.31(c)    11/04/2011          5,004
    5,000    IBM Corp.                                           7.63       10/15/2018          6,190
                                                                                           ----------
                                                                                               11,194
                                                                                           ----------
             Total Information Technology                                                      16,649
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

             MATERIALS (1.8%)
             ----------------
             DIVERSIFIED CHEMICALS (0.5%)
  $ 5,000    Chevron Phillips Chemical Co., LP(a)                7.00%       6/15/2014     $    5,567
    5,000    Dow Chemical Co.                                    7.60        5/15/2014          5,758
                                                                                           ----------
                                                                                               11,325
                                                                                           ----------
             PAPER PRODUCTS (0.4%)
   10,000    International Paper Co.                             7.40        6/15/2014         11,313
                                                                                           ----------
             SPECIALTY CHEMICALS (0.7%)
    5,000    Cytec Industries, Inc.                              8.95        7/01/2017          6,012
    5,000    Lubrizol Corp.                                      8.88        2/01/2019          6,313
    5,000    RPM International, Inc.                             6.13       10/15/2019          5,257
                                                                                           ----------
                                                                                               17,582
                                                                                           ----------
             STEEL (0.2%)
    5,000    Allegheny Technologies, Inc.                        9.38        6/01/2019          5,979
                                                                                           ----------
             Total Materials                                                                   46,199
                                                                                           ----------
             TELECOMMUNICATION SERVICES (0.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    4,000    Qwest Communications International, Inc.            7.25        2/15/2011          4,000
    5,000    Qwest Communications International, Inc.(a)         7.13        4/01/2018          4,900
                                                                                           ----------
                                                                                                8,900
                                                                                           ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    3,000    AT&T Wireless Services, Inc.                        7.88        3/01/2011          3,224
    5,000    Verizon Wireless Capital, LLC                       8.50       11/15/2018          6,319
                                                                                           ----------
                                                                                                9,543
                                                                                           ----------
             Total Telecommunication Services                                                  18,443
                                                                                           ----------
             UTILITIES (7.4%)
             ----------------
             ELECTRIC UTILITIES (4.3%)
    5,000    Cleveland Electric Illuminating Co.                 8.88       11/15/2018          6,349
    1,500    FPL Energy American Wind(a)                         6.64        6/20/2023          1,552
    5,000    FPL Group Capital, Inc.                             0.68(c)    11/09/2012          5,028
    5,000    FPL Group Capital, Inc.                             7.30        9/01/2067          5,032
    5,000    Gulf Power Co.                                      4.90       10/01/2014          5,324
    5,000    Illinois Power Co.                                  9.75       11/15/2018          6,430
    5,000    Nevada Power Co.                                    7.13        3/15/2019          5,737
   10,000    Northern States Power Co.                           8.00        8/28/2012         11,587
    5,000    Oglethorpe Power Corp.                              6.10        3/15/2019          5,501
    5,000    Otter Tail Corp.                                    9.00       12/15/2016          5,238
    1,036    Power Contract Financing, LLC(a)                    6.26        2/01/2010          1,036

================================================================================

24  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

  $ 5,000    PPL Energy Supply, LLC                              6.20%       5/15/2016     $    5,423
    8,690    Southern Co.                                        0.65(c)    10/21/2011          8,741
    7,621    Tristate General & Transport Association(a)         6.04        1/31/2018          7,799
    9,000    Union Electric Co.                                  6.70        2/01/2019         10,143
    8,667    UtiliCorp Canada Finance Corp.                      7.75        6/15/2011          9,212
   10,000    West Penn Power Co.                                 6.63        4/15/2012         10,868
                                                                                           ----------
                                                                                              111,000
                                                                                           ----------
             GAS UTILITIES (1.7%)
    8,000    AGL Capital Corp.                                   6.38        7/15/2016          8,809
    4,000    Atmos Energy Corp.                                  8.50        3/15/2019          4,970
    4,000    EQT Corp.                                           8.13        6/01/2019          4,828
    8,000    Gulfstream Natural Gas Systems, LLC(a)              5.56       11/01/2015          8,684
    5,000    Oneok Partners, LP                                  8.63        3/01/2019          6,254
    5,000    Questar Pipeline Co.                                5.83        2/01/2018          5,206
    5,000    Southern Star Central Gas Pipeline, Inc.(a)         6.00        6/01/2016          5,238
                                                                                           ----------
                                                                                               43,989
                                                                                           ----------
             MULTI-UTILITIES (1.1%)
    5,000    Black Hills Corp.                                   9.00        5/15/2014          5,807
    5,000    CenterPoint Energy Houston Electric, LLC            7.00        3/01/2014          5,791
    5,000    NiSource, Inc.                                     10.75        3/15/2016          6,402
    5,000    Northwestern Corp.                                  6.34        4/01/2019          5,268
    5,000    South Carolina Electric & Gas Co.                   5.30        5/15/2033          4,816
                                                                                           ----------
                                                                                               28,084
                                                                                           ----------
             WATER UTILITIES (0.3%)
    5,475    American Water Capital Corp.                        6.09       10/15/2017          5,927
                                                                                           ----------
             Total Utilities                                                                  189,000
                                                                                           ----------
             Total Corporate Obligations (cost: $817,045)                                     892,743
                                                                                           ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (15.4%)

             ENERGY (1.6%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
    4,000    Husky Energy, Inc.                                  7.25       12/15/2019          4,683
                                                                                           ----------
             OIL & GAS DRILLING (0.1%)
    2,141    Delek & Avner-Yam Tethys Ltd.(a)                    1.38(c)     8/01/2013          2,140
                                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    5,000    Canadian Natural Resources Ltd.                     5.70        5/15/2017          5,412
    3,500    Talisman Energy, Inc.                               7.75        6/01/2019          4,149
   10,000    Woodside Finance Ltd.(a)                            8.75        3/01/2019         12,416
                                                                                           ----------
                                                                                               21,977
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

             OIL & GAS REFINING & MARKETING (0.4%)
  $ 5,000    GS Caltex Corp.                                     7.25%       7/02/2013     $    5,528
    5,000    GS Caltex Corp.(a)                                  5.50       10/15/2015          5,259
                                                                                           ----------
                                                                                               10,787
                                                                                           ----------
             Total Energy                                                                      39,587
                                                                                           ----------
             FINANCIALS (6.7%)
             -----------------
             DIVERSIFIED BANKS (5.4%)
    6,000    Banco Santander(a)                                  5.38       12/09/2014          6,495
    5,180    Barclays Bank plc(a)                                7.38                -(d)       4,947
    5,000    Barclays Bank plc(a)                                6.05       12/04/2017          5,178
   10,000    BBVA US Senior SA Uniper(a)                         0.44(c)     5/24/2011          9,999
    5,000    BNP Paribas(a)                                      7.20                -(d)       4,875
    2,000    BOI Capital Funding No. 2, LP(a),(l)                5.57                -(d)       1,160
    5,000    Canadian Imperial Bank Corp.(a)                     7.26        4/10/2032          5,282
   10,000    Commonwealth Bank Australia(a)                      0.58(c)    11/04/2011         10,002
   20,000    Landesbank Baden-Wuerttemberg                       6.35        4/01/2012         21,563
   10,000    LBG Capital No.1 plc                                8.00                -(d)       8,150
   10,000    Lloyds TSB Bank plc                                 0.45(c)     6/17/2011          9,984
    5,000    Mizuho Capital Investment 1 Ltd.(a)                 6.69                -(d)       4,265
   10,000    MUFG Capital Finance 1 Ltd.                         6.35                -(d)       9,692
   15,000    Nordea Bank AB(a)                                   5.25       11/30/2012         15,943
    5,000    Standard Chartered Bank(a)                          6.40        9/26/2017          5,379
    5,000    Sumitomo Mitsui Financial Group(e)                  6.08                -(d)       4,772
   10,000    Westpac Banking Corp.(a)                            0.55(c)    10/21/2011          9,997
                                                                                           ----------
                                                                                              137,683
                                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (0.2%)
    5,000    Credit Suisse Group AG                              5.50        5/01/2014          5,471
                                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    5,000    ZFS Finance USA Trust II(a)                         6.45       12/15/2065          4,550
                                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.2%)
    5,000    Catlin Insurance Co. Ltd.(a)                        7.25                -(d)       4,075
                                                                                           ----------
             REGIONAL BANKS (0.2%)
    5,000    Canadian Imperial Bank(a),(f)                       2.00        2/04/2013          5,018
    5,000    Glitnir Banki hf, acquired 9/20/2007;
               cost $4,991(a),(g),(h)                            6.38        9/25/2012          1,275
    5,000    Kaupthing Bank hf, acquired 6/22/2006;
               cost $4,952(a),(g),(h)                            7.13        5/19/2016             13
                                                                                           ----------
                                                                                                6,306
                                                                                           ----------
             REITs - RETAIL (0.4%)
   10,000    Westfield Capital Corp.(a)                          5.13       11/15/2014         10,546
                                                                                           ----------

================================================================================

26  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

             SPECIALIZED FINANCE (0.1%)
  $ 5,000    XL Capital Ltd.                                     6.50%               -(d)  $    3,850
                                                                                           ----------
             Total Financials                                                                 172,481
                                                                                           ----------
             GOVERNMENT (2.8%)
             -----------------
             FOREIGN GOVERNMENT (2.8%)
   10,000    Danske Bank A/S                                     0.61(c)     5/24/2012          9,973
   10,000    Dexia Credit Local                                  0.90(c)     9/23/2011         10,086
    7,000    Finance For Danish Industry A/S(a)                  0.52(c)     8/17/2012          7,068
   25,000    Region of Lombardy(b)                               5.80       10/25/2032         24,752
   10,000    Republic of Poland                                  5.25        1/15/2014         10,704
   10,000    Royal Bank of Scotland Group plc(a)                 0.52(c)     3/30/2012          9,976
                                                                                           ----------
             Total Government                                                                  72,559
                                                                                           ----------
             INDUSTRIALS (1.2%)
             ------------------
             AEROSPACE & DEFENSE (0.4%)
   10,000    BAE Systems Holdings, Inc.(a)                       4.75        8/15/2010         10,142
                                                                                           ----------
             BUILDING PRODUCTS (0.8%)
   10,000    CRH America, Inc.                                   6.00        9/30/2016         10,655
   10,000    Holcim US Finance                                   6.00       12/30/2019         10,546
                                                                                           ----------
                                                                                               21,201
                                                                                           ----------
             Total Industrials                                                                 31,343
                                                                                           ----------
             MATERIALS (2.2%)
             ----------------
             DIVERSIFIED METALS & MINING (0.7%)
    5,000    Glencore Funding, LLC(a)                            6.00        4/15/2014          5,182
    3,000    Noranda, Inc.                                       6.00       10/15/2015          3,249
    5,000    Rio Tinto Finance (USA) Ltd.                        9.00        5/01/2019          6,395
    2,034    Xstrata Canada Corp.                                5.38        6/01/2015          2,168
                                                                                           ----------
                                                                                               16,994
                                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.8%)
   10,000    Agrium, Inc.                                        8.25        2/15/2011         10,764
    8,000    Yara International ASA(a)                           5.25       12/15/2014          8,484
    2,000    Yara International ASA(a)                           7.88        6/11/2019          2,391
                                                                                           ----------
                                                                                               21,639
                                                                                           ----------
             GOLD (0.5%)
   10,000    Barrick NA Finance, LLC                             6.80        9/15/2018         11,494
                                                                                           ----------
             STEEL (0.2%)
    5,000    ArcelorMittal                                       9.00        2/15/2015          6,058
                                                                                           ----------
             Total Materials                                                                   56,185
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  $ 5,416    Deutsche Telekom International Finance              8.50%       6/15/2010     $    5,568
                                                                                           ----------
             UTILITIES (0.7%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
   10,200    Transalta Corp.                                     6.65        5/15/2018         11,067
                                                                                           ----------
             MULTI-UTILITIES (0.2%)
    5,000    Veolia Environnement                                6.00        6/01/2018          5,406
                                                                                           ----------
             Total Utilities                                                                   16,473
                                                                                           ----------
             Total Eurodollar and Yankee
               Obligations (cost: $387,618)                                                   394,196
                                                                                           ----------
             ASSET-BACKED SECURITIES (5.3%)

             FINANCIALS (5.3%)
             -----------------
             ASSET-BACKED FINANCING (5.3%)
    6,000    AESOP Funding II, LLC                               5.68        2/20/2013          6,284
   10,000    AESOP Funding II, LLC(a)                            9.31       10/20/2013         11,273
      790    AmeriCredit Automobile Receivables Trust            1.98(c)     1/12/2012            791
    4,000    Banc of America Securities Auto Trust               5.51        2/19/2013          4,007
    2,500    Bank of America Securities Auto Trust(a)            2.13        9/15/2013          2,540
    5,000    Bank One Issuance Trust                             1.03(c)     2/15/2017          4,755
    1,226    Capital One Auto Finance Trust (INS)                4.71        6/15/2012          1,232
    4,305    Capital One Auto Finance Trust                      0.26(c)     5/15/2013          4,255
    5,475    Capital One Multi-Asset Execution Trust             0.52        4/15/2013          5,446
    5,000    Capital One Multi-Asset Execution Trust             6.00        8/15/2013          5,145
    5,000    Chase Issuance Trust                                5.12       10/15/2014          5,442
    3,000    Citibank Credit Card Issuance Trust                 5.70        5/15/2013          3,128
    5,000    Citibank Credit Card Issuance Trust                 5.10       11/20/2017          5,449
    2,000    Citibank Credit Card Issuance Trust                 5.35        2/07/2020          2,168
    5,000    CPS Auto Receivables Trust (INS)                    6.48        7/15/2013          5,167
    5,000    Credit Acceptance Auto Loan Trust(a)                5.68        5/15/2017          5,100
    3,000    Ford Credit Auto Owner Trust                        1.98(c)     4/15/2013          3,071
    8,339    GE Capital Credit Card Master Note Trust            0.50(c)     3/15/2013          8,339
    5,000    Hertz Vehicle Financing, LLC(a)                     5.08       11/25/2011          5,103
   11,500    HSBC Private Label Credit Card Master Note Trust    0.34       12/16/2013         11,493
    5,000    Huntington Auto Trust(a)                            5.64        2/15/2013          5,146
    7,318    Prestige Auto Receivables Trust "A"(a)              5.67        4/15/2017          7,322
   10,000    Rental Car Finance Corp.(a)                         0.37        7/25/2013          8,970
    4,618    SLM Student Loan Trust                              0.80(c)    10/25/2038          4,016
    5,250    SLM Student Loan Trust                              0.48(c)     1/25/2041          4,192

================================================================================

28  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

  $   741    USXL Funding, LLC (INS)(a)                          5.38%       4/15/2014     $      742
    5,000    Volkswagen Auto Loan Enhanced Trust                 6.24        7/20/2015          5,573
                                                                                           ----------
             Total Financials                                                                 136,149
                                                                                           ----------
             Total Asset-Backed Securities (cost: $124,854)                                   136,149
                                                                                           ----------
             COMMERCIAL MORTGAGE SECURITIES (13.8%)

             FINANCIALS (13.8%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (13.8%)
    8,781    Banc of America Commercial Mortgage, Inc.           5.79        5/11/2035          8,936
    2,800    Banc of America Commercial Mortgage, Inc.           6.33        5/11/2035          2,852
   10,000    Banc of America Commercial Mortgage, Inc.           4.65        9/11/2036         10,210
    5,125    Banc of America Commercial Mortgage, Inc.           5.10       11/10/2042          3,996
    5,738    Banc of America Commercial Mortgage, Inc.           4.16       12/10/2042          5,757
   10,000    Banc of America Commercial Mortgage, Inc.           5.72        5/10/2045         10,391
   11,000    Banc of America Commercial Mortgage, Inc.           5.18        9/10/2047         11,076
    5,008    Bear Stearns Commercial Mortgage Securities,
               Inc.(a)                                           6.00        6/16/2030          3,747
   11,545    Bear Stearns Commercial Mortgage Securities, Inc.   5.46        3/11/2039         12,267
    5,000    Citigroup Commercial Mortgage Trust(a)              4.83        9/20/2051          4,197
   12,000    Commercial Mortgage Trust                           5.12        6/10/2044         11,761
    8,000    Credit Suisse First Boston Mortgage Capital         5.55        2/15/2039          7,993
    8,053    Credit Suisse First Boston Mortgage Securities
               Corp.                                             6.38       12/18/2035          8,232
   10,000    Credit Suisse First Boston Mortgage Securities
               Corp.                                             4.81        2/15/2038          9,878
    5,000    Credit Suisse First Boston Mortgage Securities
               Corp.                                             5.10        8/15/2038          3,974
   11,100    Credit Suisse First Boston Mortgage Securities
               Corp.                                             5.23       12/15/2040         11,195
   10,000    GE Commercial Mortgage Corp.                        5.34        3/10/2044         10,360
    3,000    GE Commercial Mortgage Corp.                        4.86        7/10/2045          2,987
    3,009    Greenwich Capital Commercial Funding Corp.          4.31        8/10/2042          3,026
   12,215    J.P. Morgan Chase Commercial Mortgage Securities
               Corp.                                             4.82        9/12/2037         12,338
   10,000    J.P. Morgan Chase Commercial Mortgage Securities
               Corp.                                             4.99        9/12/2037          7,636
   10,000    J.P. Morgan Chase Commercial Mortgage Securities
               Corp.                                             5.49        4/15/2043         10,522
    3,000    J.P. Morgan Chase Commercial Mortgage Securities
               Corp.                                             5.81        6/12/2043          3,031
   10,000    J.P. Morgan Chase Commercial Mortgage Securities
               Corp.                                             5.18       12/15/2044         10,216
   10,000    J.P. Morgan Chase Commercial Mortgage Securities
               Corp.                                             5.87        4/15/2045         10,316
    3,150    J.P. Morgan Chase Commercial Mortgage Securities
               Corp.                                             4.63        3/15/2046          3,157
    7,000    LB-UBS Commercial Mortgage Trust                    4.58        8/15/2029          6,847

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

  $ 2,000    LB-UBS Commercial Mortgage Trust                    4.51%      12/15/2029     $    1,963
   10,000    LB-UBS Commercial Mortgage Trust                    4.95        9/15/2030         10,219
    7,000    LB-UBS Commercial Mortgage Trust                    5.34        9/15/2039          7,261
    7,000    Merrill Lynch Mortgage Trust                        5.62        7/12/2034          7,060
   10,000    Merrill Lynch Mortgage Trust                        5.02        7/12/2038         10,475
   12,550    Morgan Stanley Capital I, Inc.                      4.59        4/14/2040         12,477
    7,000    Morgan Stanley Capital I, Inc.                      5.80        8/12/2041          7,582
    5,350    Morgan Stanley Capital I, Inc.                      5.17        1/14/2042          5,433
   10,000    Morgan Stanley Capital I, Inc.                      5.69        7/12/2044         10,100
    7,000    Morgan Stanley Capital I, Inc.                      4.85        6/12/2047          7,302
   11,425    Morgan Stanley Capital I, Inc.                      5.17       10/12/2052         12,010
    5,000    Morgan Stanley Capital I, Inc.                      4.66        7/15/2056          4,918
    5,000    Timberstar Trust(a)                                 5.88       10/15/2036          4,531
   10,000    Wachovia Bank Commercial Mortgage Trust             5.08        3/15/2042         10,020
    4,119    Wachovia Bank Commercial Mortgage Trust             4.66        4/15/2042          4,146
   10,500    Wachovia Bank Commercial Mortgage Trust             4.81        4/15/2042         10,933
   10,000    Wachovia Bank Commercial Mortgage Trust             4.61        5/15/2044         10,058
   10,350    Wachovia Bank Commercial Mortgage Trust             5.17       10/15/2044         10,846
                                                                                           ----------
                                                                                              354,232
                                                                                           ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   22,651    Wachovia Bank Commercial Mortgage Trust,
               acquired 8/06/2003; cost $1,145(a),(g)            1.00        4/15/2035            262
                                                                                           ----------
             Total Financials                                                                 354,494
                                                                                           ----------
             Total Commercial Mortgage Securities
               (cost: $348,159)                                                               354,494
                                                                                           ----------
             U.S. GOVERNMENT AGENCY ISSUES (12.7%)(i)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (11.8%)
   18,713    Fannie Mae(+)                                       5.00        6/01/2033         19,558
    8,687    Fannie Mae(+)                                       5.50        7/01/2021          9,312
   14,854    Fannie Mae(+)                                       5.50        9/01/2035         15,779
    7,740    Fannie Mae(+)                                       5.50       10/01/2035          8,222
    9,760    Fannie Mae(+)                                       5.50        1/01/2036         10,367
   14,526    Fannie Mae(+)                                       5.50        4/01/2036         15,430
   13,264    Fannie Mae(+)                                       5.50        2/01/2037         14,077
   16,645    Fannie Mae(+)                                       5.50        3/01/2037         17,658
   10,378    Fannie Mae(+)                                       5.50       11/01/2037         11,009
   19,294    Fannie Mae(+)                                       5.50        5/01/2038         20,467
   16,314    Fannie Mae(+)                                       6.00        5/01/2036         17,511
   13,607    Fannie Mae(+)                                       6.00        6/01/2036         14,606
   16,670    Fannie Mae(+)                                       6.00        8/01/2037         17,860
    1,563    Fannie Mae(+)                                       6.50        4/01/2031          1,708
       25    Fannie Mae(+)                                       6.50        7/01/2031             28

================================================================================

30  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

  $ 2,829    Fannie Mae(+)                                       6.50%       3/01/2032     $    3,085
       70    Fannie Mae(+)                                       7.00       10/01/2022             78
       50    Fannie Mae(+)                                       7.00        3/01/2023             55
      291    Fannie Mae(+)                                       7.00        4/01/2023            326
    3,890    Freddie Mac(+)                                      5.00        6/01/2020          4,138
   10,778    Freddie Mac(+)                                      5.00        1/01/2021         11,465
    9,901    Freddie Mac(+)                                      5.50       11/01/2020         10,647
    4,768    Freddie Mac(+)                                      5.50       12/01/2020          5,128
    7,483    Freddie Mac(+)                                      5.50       12/01/2035          7,956
   12,673    Freddie Mac(+)                                      5.50        4/01/2036         13,461
   10,649    Government National Mortgage Assn. I                5.00        8/15/2033         11,180
      669    Government National Mortgage Assn. I                6.00        8/15/2028            723
    1,163    Government National Mortgage Assn. I                6.00        9/15/2028          1,256
    6,584    Government National Mortgage Assn. I                6.00        9/15/2028          7,107
      680    Government National Mortgage Assn. I                6.00        9/15/2028            734
    1,640    Government National Mortgage Assn. I                6.00       10/15/2028          1,771
      874    Government National Mortgage Assn. I                6.00        1/15/2029            943
      895    Government National Mortgage Assn. I                6.00        1/15/2029            966
      149    Government National Mortgage Assn. I                6.00        1/15/2029            161
    1,192    Government National Mortgage Assn. I                6.00        1/15/2033          1,286
       29    Government National Mortgage Assn. I                6.50        6/15/2023             31
       68    Government National Mortgage Assn. I                6.50        7/15/2023             73
      394    Government National Mortgage Assn. I                6.50        7/15/2023            423
      228    Government National Mortgage Assn. I                6.50        9/15/2023            245
      316    Government National Mortgage Assn. I                6.50       10/15/2023            340
      427    Government National Mortgage Assn. I                6.50       10/15/2023            459
       56    Government National Mortgage Assn. I                6.50       10/15/2023             60
      966    Government National Mortgage Assn. I                6.50       12/15/2023          1,037
      484    Government National Mortgage Assn. I                6.50       12/15/2023            519
      215    Government National Mortgage Assn. I                6.50        1/15/2024            232
      407    Government National Mortgage Assn. I                6.50        2/15/2024            440
      201    Government National Mortgage Assn. I                6.50        4/15/2026            218
    1,121    Government National Mortgage Assn. I                6.50        5/15/2028          1,223
    2,376    Government National Mortgage Assn. I                6.50       10/15/2031          2,596
      143    Government National Mortgage Assn. I                7.00        5/15/2023            158
      123    Government National Mortgage Assn. I                7.00        5/15/2023            136
      130    Government National Mortgage Assn. I                7.00        5/15/2023            144
       96    Government National Mortgage Assn. I                7.00        5/15/2023            107
      215    Government National Mortgage Assn. I                7.00        6/15/2023            239
      213    Government National Mortgage Assn. I                7.00        6/15/2023            236
       75    Government National Mortgage Assn. I                7.00        6/15/2023             83
      747    Government National Mortgage Assn. I                7.00        8/15/2023            829
      108    Government National Mortgage Assn. I                7.00        8/15/2023            120

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

  $    68    Government National Mortgage Assn. I                7.00%       8/15/2023     $       76
      400    Government National Mortgage Assn. I                7.00        8/15/2023            444
      221    Government National Mortgage Assn. I                7.00        9/15/2023            245
       96    Government National Mortgage Assn. I                7.00        1/15/2026            107
       38    Government National Mortgage Assn. I                7.00        3/15/2026             42
       29    Government National Mortgage Assn. I                7.00        3/15/2026             33
      679    Government National Mortgage Assn. I                7.00       10/15/2027            756
      342    Government National Mortgage Assn. I                7.00        6/15/2029            382
      584    Government National Mortgage Assn. I                7.00        6/15/2029            652
      309    Government National Mortgage Assn. I                7.00        7/15/2029            344
      579    Government National Mortgage Assn. I                7.00        8/15/2031            646
      366    Government National Mortgage Assn. I                7.00        7/15/2032            406
      543    Government National Mortgage Assn. I                7.50        7/15/2023            613
      450    Government National Mortgage Assn. I                7.50        6/15/2026            507
      230    Government National Mortgage Assn. I                7.50        6/15/2026            259
      348    Government National Mortgage Assn. I                7.50        7/15/2026            392
      266    Government National Mortgage Assn. I                7.50        5/15/2027            300
      461    Government National Mortgage Assn. I                7.50        2/15/2028            521
      450    Government National Mortgage Assn. I                7.50       12/15/2028            508
      368    Government National Mortgage Assn. I                7.50        8/15/2029            416
    2,772    Government National Mortgage Assn. II               5.50        4/20/2033          2,959
    2,755    Government National Mortgage Assn. II               6.00        8/20/2032          2,982
    1,866    Government National Mortgage Assn. II               6.00        9/20/2032          2,020
      755    Government National Mortgage Assn. II               6.50        8/20/2031            825
                                                                                           ----------
                                                                                              302,441
                                                                                           ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.9%)
    5,000    Bank of America Corp., FDIC TLGP                    0.63        6/22/2012          5,054
    2,400    Perforadora Centrale S.A. de C.V. "A," Title XI     5.24       12/15/2018          2,623
    5,000    SunTrust Banks, Inc., FDIC TLGP                     0.90       12/16/2010          5,033
   10,000    Totem Ocean Trailer Express, Inc., Title XI         6.37        4/15/2028         11,572
                                                                                           ----------
                                                                                               24,282
                                                                                           ----------
             Total U.S. Government Agency Issues
               (cost: $304,219)                                                               326,723
                                                                                           ----------
             U.S. TREASURY SECURITIES (3.5%)

             INFLATION-INDEXED NOTES (3.5%)
   51,643    2.38%, 1/15/2025                                                                  55,674
   36,141    1.75%, 1/15/2028                                                                  35,350
                                                                                           ----------
             Total U.S. Treasury Securities (cost: $86,929)                                    91,024
                                                                                           ----------
             MUNICIPAL BONDS (1.9%)

             APPROPRIATED DEBT (0.1%)
    2,305    New Jersey EDA                                      5.18       11/01/2015          2,419
                                                                                           ----------

================================================================================

32  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

             CASINOS & GAMING (0.1%)
  $ 5,000    Mashantucket (Western) Pequot Tribe,
               acquired 7/29/2005; cost $5,000(a),(g)            5.91%       9/01/2021     $    2,775
                                                                                           ----------
             ELECTRIC UTILITIES (0.4%)
    5,000    Air Quality Dev. Auth.                              4.75        8/01/2029          5,125
    5,000    Maricopa County                                     5.50        5/01/2029          5,240
                                                                                           ----------
             Total Electric Utilities                                                          10,365
                                                                                           ----------
             ELECTRIC/GAS UTILITIES (0.1%)
    2,795    North Carolina Eastern Municipal Power Agency       5.55        1/01/2013          3,016
                                                                                           ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    4,500    Mission EDC                                         2.00       12/01/2018          4,502
                                                                                           ----------
             ESCROWED BONDS (0.0%)
    1,000    New Jersey Turnpike Auth. (INS)(PRE)                4.25        1/01/2016          1,061
                                                                                           ----------
             GENERAL OBLIGATION (0.1%)
    2,200    Marin County (INS)                                  4.89        8/01/2016          2,287
                                                                                           ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    2,000    New York Housing Finance Agency                     5.18        9/15/2010          2,060
                                                                                           ----------
             TOLL ROADS (0.8%)
   19,000    New Jersey Turnpike Auth. (INS)                     4.25        1/01/2016         19,369
                                                                                           ----------
             Total Municipal Bonds (cost: $48,800)                                             47,854
                                                                                           ----------

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)/SHARES
-----------------------------------------------------------------------------------------------------

             PREFERRED SECURITIES (4.2%)

             CONSUMER STAPLES (0.2%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
   70,000    Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(a)                                              5,519
                                                                                           ----------
             FINANCIALS (4.0%)
             -----------------
             REINSURANCE (0.2%)
  $ 5,000    Swiss Re Capital I, LP, 6.85%, perpetual(a)                                        4,303
                                                                                           ----------
             REITs - INDUSTRIAL (0.8%)
  120,000    AMB Property Corp., Series C, 7.00%,
               cumulative redeemable, perpetual                                                 2,722
   18,000    AMB Property Corp., Series P, 6.85%,
               cumulative redeemable, perpetual                                                   389

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                                                          VALUE
$(000)/SHARES SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------

  344,500     ProLogis Trust, Inc., Series C, 8.54%,
              cumulative redeemable, perpetual                                             $   17,591
                                                                                           ----------
                                                                                               20,702
                                                                                           ----------
              REITs - OFFICE (0.7%)
  $51,050     Duke Realty Corp. depositary shares, Series N, 7.25%,
                cumulative redeemable, perpetual                                                1,129
  614,000     Duke Realty Corp., Series M, 6.95%,
                cumulative redeemable, perpetual                                               12,980
  200,000     HRPT Properties Trust, Series C, 7.13%,
                cumulative redeemable, perpetual                                                4,122
                                                                                           ----------
                                                                                               18,231
                                                                                           ----------
              REITs - RESIDENTIAL (1.0%)
  203,000     BRE Properties, Inc., Series C, 6.75%,
                cumulative redeemable, perpetual                                                4,515
  142,500     Equity Residential Properties Trust, depositary shares,
                Series K, 8.29%, cumulative redeemable, perpetual                               8,287
  250,000     Post Properties, Inc., Series A, 8.50%,
                cumulative redeemable, perpetual                                               12,446
                                                                                           ----------
                                                                                               25,248
                                                                                           ----------
              REITs - RETAIL (1.0%)
  200,000     Developers Diversified Realty Corp., Series I, 7.50%,
                cumulative redeemable, perpetual                                                4,020
  415,000     Kimco Realty Corp., depositary shares, Series F, 6.65%,
                cumulative redeemable, perpetual                                                8,845
  400,000     Realty Income Corp., Class D, 7.38%,
                cumulative redeemable, perpetual                                               10,041
  201,500     Weingarten Realty Investors, depositary shares,
                Series D, 6.75%, cumulative redeemable, perpetual                               4,378
                                                                                           ----------
                                                                                               27,284
                                                                                           ----------
              REITs - SPECIALIZED (0.3%)
  350,000     Public Storage, Inc., Series Z, 6.25%,
                cumulative redeemable, perpetual(j)                                             7,865
                                                                                           ----------
              Total Financials                                                                103,633
                                                                                           ----------
              U.S. GOVERNMENT (0.0%)
              ----------------------
   80,000     Fannie Mae, 8.25%, perpetual*                                                        92
                                                                                           ----------
              Total Preferred Securities (cost: $117,912)                                     109,244
                                                                                           ----------

================================================================================

34  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (8.0%)

             COMMERCIAL PAPER (6.5%)

             CONSUMER DISCRETIONARY (1.1%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.8%)
  $10,000    BMW US Capital, LLC(a),(k)                          0.22%       2/01/2010     $   10,000
    3,892    BMW US Capital, LLC(a),(k)                          0.23        2/03/2010          3,892
    6,700    BMW US Capital, LLC(a),(k)                          0.21        2/05/2010          6,700
                                                                                           ----------
                                                                                               20,592
                                                                                           ----------
             BROADCASTING (0.3%)
    5,000    Time Warner Cable, Inc.(a),(k)                      0.22        2/02/2010          5,000
    3,000    Time Warner Cable, Inc.(a),(k)                      0.20        2/24/2010          2,999
                                                                                           ----------
                                                                                                7,999
                                                                                           ----------
             Total Consumer Discretionary                                                      28,591
                                                                                           ----------
             CONSUMER STAPLES (0.6%)
             -----------------------
             PACKAGED FOODS & MEAT (0.6%)
   10,000    Kraft Foods, Inc.                                   0.25        2/16/2010          9,999
    5,659    Kraft Foods, Inc.                                   0.21        2/18/2010          5,658
                                                                                           ----------
             Total Consumer Staples                                                            15,657
                                                                                           ----------
             ENERGY (1.0%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
    7,099    FMC Technologies, Inc.(a)                           0.30        2/16/2010          7,098
                                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
   20,000    Devon Energy Corp.(a),(k)                           0.22        2/10/2010         19,999
                                                                                           ----------
             Total Energy                                                                      27,097
                                                                                           ----------
             FINANCIALS (1.2%)
             -----------------
             ASSET-BACKED FINANCING (1.2%)
    2,812    Hannover Funding Co., LLC(a),(k)                    0.28        2/10/2010          2,812
    4,648    Hannover Funding Co., LLC(a),(k)                    0.40        2/12/2010          4,647
   14,292    Hannover Funding Co., LLC(a),(k)                    0.35        2/04/2010         14,292
    8,000    Working Capital Management Co.(a),(k)               0.30        2/02/2010          8,000
                                                                                           ----------
             Total Financials                                                                  29,751
                                                                                           ----------
             INDUSTRIALS (0.6%)
             ------------------
             INDUSTRIAL MACHINERY (0.6%)
   15,378    Eaton Corp.(a),(k)                                  0.22        2/22/2010         15,376
                                                                                           ----------
             MUNICIPAL BONDS (0.3%)
             ----------------------
             MUNICIPAL FINANCE (0.3%)
    7,295    California                                          0.35        3/03/2010          7,295
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)        SECURITY                                           RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------

             UTILITIES (1.7%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
  $13,081    Pacific Gas & Electric Co.(a),(k)                   0.23%       2/05/2010     $   13,081
                                                                                           ----------
             GAS UTILITIES (1.2%)
    8,093    AGL Capital Corp.(a),(k)                            0.22        2/03/2010          8,093
    1,328    AGL Capital Corp.(a),(k)                            0.23        2/10/2010          1,328
    4,000    AGL Capital Corp.(a),(k)                            0.24        2/17/2010          4,000
    7,000    Oneok, Inc.(a),(k)                                  0.23        2/02/2010          7,000
    9,679    Oneok, Inc.(a),(k)                                  0.23        2/08/2010          9,678
                                                                                           ----------
                                                                                               30,099
                                                                                           ----------
             Total Utilities                                                                   43,180
                                                                                           ----------
             Total Commercial Paper                                                           166,947
                                                                                           ----------

             VARIABLE-RATE DEMAND NOTES (1.5%)

             FINANCIALS (0.1%)
             -----------------
             REAL ESTATE SERVICES (0.1%)
    3,000    District of Columbia (LOC - SunTrust Bank)          0.40        4/01/2024          3,000
                                                                                           ----------
             MUNICIPAL BONDS (1.4%)
             ----------------------
             GENERAL OBLIGATION (0.4%)
   10,000    Southern Ute Indian Tribe(a)                        0.55        1/01/2027         10,000
                                                                                           ----------
             HOSPITAL (0.7%)
   15,000    Johnson City Health and Educational Facilities
               Board (LOC - Regions Bank)                        1.45        7/01/2033         15,000
    2,300    Russell County IDA (LOC - Regions Bank)             0.60        7/01/2038          2,300
                                                                                           ----------
                                                                                               17,300
                                                                                           ----------
             NURSING/CCRC (0.3%)
    8,300    Langhorne Manor (LOC - Citizens Bank of
               Pennsylvania)                                     0.30       10/01/2032          8,300
                                                                                           ----------
             Total Municipal Bonds                                                             35,600
                                                                                           ----------
             Total Variable-Rate Demand Notes                                                  38,600
                                                                                           ----------
             Total Money Market Instruments (cost: $205,547)                                  205,547
                                                                                           ----------

================================================================================

36  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (0.0%)

             MONEY MARKET FUNDS (0.0%)
    1,712    BlackRock Liquidity Funds TempFund, 0.11%(m) (cost: $2)                       $        2
                                                                                           ----------

             TOTAL INVESTMENTS (COST: $2,441,085)                                          $2,557,976
                                                                                           ==========

----------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                          VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------------
                                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
                                            FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
----------------------------------------------------------------------------------------------------------------

Corporate Obligations                                    $     -          $  892,743             $-   $  892,743
Eurodollar and Yankee Obligations                              -             394,196              -      394,196
Asset-Backed Securities                                        -             136,149              -      136,149
Commercial Mortgage Securities                                 -             354,494              -      354,494
U.S. Government Agency Issues                                  -             326,723              -      326,723
U.S. Treasury Securities                                       -              91,024              -       91,024
Municipal Bonds                                                -              47,854              -       47,854
Equity Securities:
  Preferred Securities                                    17,102              92,142              -      109,244
Money Market Instruments:
  Commercial Paper                                             -             166,947              -      166,947
  Variable-Rate Demand Notes                                   -              38,600              -       38,600
Short-Term Investments Purchased With
  Cash Collateral From Securities Loaned:
  Money Market Funds                                           2                   -              -            2
----------------------------------------------------------------------------------------------------------------
Total                                                    $17,104          $2,540,872             $-   $2,557,976
----------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3)
were used in determining value:

----------------------------------------------------------------------------------------------------
                                                                             ASSET-BACKED SECURITIES
----------------------------------------------------------------------------------------------------

Balance as of July 31, 2009                                                                 $ 10,075
Net realized gain (loss)
Change in net unrealized appreciation/depreciation                                             1,197
Net purchases (sales)
Transfers in and/or out of Level 3                                                           (11,272)
----------------------------------------------------------------------------------------------------
Balance as of January 31, 2010                                                              $      -
----------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
    100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.5% of net assets at
    January 31, 2010.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

38  | USAA INCOME FUND

================================================================================

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation.
    Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S.
    Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period.
    The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA         Economic Development Authority
    EDC         Economic Development Corp.
    FDIC TLGP   The FDIC Temporary Liquidity Guarantee Program provides a
                guarantee of payment of principal and

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

                interest on certain newly issued senior unsecured
                debt through the program's expiration date on December 31, 2012.
                The guarantee carries the full faith and credit of the U.S.
                government.
    IDA         Industrial Development Authority/Agency
    PRE         Prerefunded to a date prior to maturity
    REIT        Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)       Principal and interest payments are insured by one of
                the following: AMBAC Assurance Corp., Assured Guaranty Municipal
                Corp., Financial Guaranty Insurance Co., or National Public
                Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC)       Principal and interest payments are guaranteed by a
                bank letter of credit or other bank credit agreement.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of
        1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by
        Rule 144A, and as such has been deemed liquid by USAA Investment
        Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

40  | USAA INCOME FUND

================================================================================

    (b) At January 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2010.

    (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (e) Security was fair valued at January 31, 2010, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (f) At January 31, 2010, the aggregate market value of securities purchased on a when-issued basis was $5,018,000.

    (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2010, was $4,325,000, which represented 0.1%
        of the Fund's net assets.

    (h) Currently the issuer is in default with respect to interest and/or principal payments.

    (i) U.S. government agency issues -- mortgage-backed securities issued by
        Government National Mortgage Association (GNMA) and certain other U.S.
        government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

    (j) The security or a portion thereof was out on loan as of January 31,
        2010.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

    (k) Commercial paper issued in reliance on the "private placement"
        exemption from registration afforded by Section 4(2) of the Securities
        Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of
        1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (l) Security is currently trading without accrued interest.

    (m) Rate represents the money market fund annualized seven-day yield at
        January 31, 2010.

    *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

42  | USAA INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities
      on loan of $2) (cost of $2,441,085)                                $2,557,976
   Cash                                                                         301
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                       200
         Nonaffiliated transactions                                           2,412
      Dividends and interest                                                 23,444
                                                                         ----------
         Total assets                                                     2,584,333
                                                                         ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                            2
      Securities purchased                                                   14,999
      Capital shares redeemed:
         Affiliated transactions (Note 8)                                         2
         Nonaffiliated transactions                                           1,271
   Accrued management fees                                                      616
   Accrued transfer agent's fees                                                 95
   Other accrued expenses and payables                                          111
                                                                         ----------
         Total liabilities                                                   17,096
                                                                         ----------
            Net assets applicable to capital shares outstanding          $2,567,237
                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $2,502,187
   Accumulated undistributed net investment income                            4,129
   Accumulated net realized loss on investments                             (55,970)
   Net unrealized appreciation of investments                               116,891
                                                                         ----------
            Net assets applicable to capital shares outstanding          $2,567,237
                                                                         ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $2,439,628/195,004
         shares outstanding)                                             $    12.51
                                                                         ==========
      Institutional Shares (net assets of $127,609/10,204
         shares outstanding)                                             $    12.51
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $  4,232
   Interest                                                               65,209
   Securities lending (net)                                                    4
                                                                        --------
         Total income                                                     69,445
                                                                        --------
EXPENSES
   Management fees                                                         3,460
   Administration and servicing fees:
      Fund Shares                                                          1,723
      Institutional Shares                                                    25
   Transfer agent's fees:
      Fund Shares                                                          1,968
      Institutional Shares                                                    25
   Custody and accounting fees:
      Fund Shares                                                            156
      Institutional Shares                                                     8
   Postage:
      Fund Shares                                                             88
   Shareholder reporting fees:
      Fund Shares                                                             37
   Trustees' fees                                                              5
   Registration fees:
      Fund Shares                                                             27
   Professional fees                                                          82
   Other                                                                      21
                                                                        --------
         Total expenses                                                    7,625
   Transfer agent's fees reimbursed (Note 7D):
      Fund Shares                                                           (419)
                                                                        --------
         Net expenses                                                      7,206
                                                                        --------
NET INVESTMENT INCOME                                                     62,239
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                      (4,379)
   Change in net unrealized appreciation/depreciation                    125,436
                                                                        --------
         Net realized and unrealized gain                                121,057
                                                                        --------
   Increase in net assets resulting from operations                     $183,296
                                                                        ========

See accompanying notes to financial statements.

================================================================================

44  | USAA INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited), and year ended
July 31, 2009

--------------------------------------------------------------------------------

                                                                 1/31/2010        7/31/2009
-------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                        $   62,239       $  109,621
   Net realized loss on investments                                 (4,379)         (13,305)
   Change in net unrealized appreciation/depreciation of
      investments                                                  125,436           26,346
                                                                ---------------------------
      Increase in net assets resulting from operations             183,296          122,662
                                                                ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                  (56,928)        (107,995)
      Institutional Shares*                                         (2,689)          (1,680)
                                                                ---------------------------
      Distributions to shareholders                                (59,617)        (109,675)
                                                                ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                     239,625           88,134
   Institutional Shares*                                            63,280           56,607
                                                                ---------------------------
      Total net increase in net assets from capital
         share transactions                                        302,905          144,741
                                                                ---------------------------
   Capital contribution from USAA Transfer Agency
      Company:
      Fund Shares                                                        -                1
                                                                ---------------------------
   Net increase in net assets                                      426,584          157,729

NET ASSETS
   Beginning of period                                           2,140,653        1,982,924
                                                                ---------------------------
   End of period                                                $2,567,237       $2,140,653
                                                                ===========================
Accumulated undistributed net investment income:
   End of period                                                $    4,129       $    1,507
                                                                ===========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  45

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Income
Fund (the Fund), which is classified as diversified under the 1940 Act. The
Fund's investment objective is maximum current income without undue risk to principal.

The Fund has two classes of shares: Income Fund Shares (Fund Shares) and Income
Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.
The Institutional Shares are currently offered for sale only to the USAA Target
Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A.   SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

46  | USAA INCOME FUND

================================================================================

     1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
        Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

     2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

     3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

     4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

     5. Repurchase agreements are valued at cost, which approximates market value.

     6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

     7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the
        Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.   FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

     Level 1 -- inputs to the valuation methodology are quoted prices
     (unadjusted) in active markets for identical securities.

     Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

48  | USAA INCOME FUND

================================================================================

     Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.   FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
     Therefore, no federal income tax provision is required.

D.   INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E.   REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the
     Fund, either through its regular custodian or through a special
     "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement.
     Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F.   SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS --
     Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

     a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31,
     2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,999,000; all of which were when-issued securities.

G.   EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

H.   INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
     Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I.   USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

50  | USAA INCOME FUND

================================================================================

(2)  LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2010, the Fund paid CAPCO facility fees of $6,000, which represents 5.6% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2010.

(3)  DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2010, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2009, the Fund had capital loss carryovers of $50,203,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2011 and 2017, as shown below. It is unlikely that the Trust's Board of Trustees

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                   ------------------------------------------
                     EXPIRES                        BALANCE
                   -----------                    -----------
                      2011                        $38,340,000
                      2017                         11,863,000
                                                  -----------
                                          Total   $50,203,000
                                                  ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4)  INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2010, were
$264,121,000 and $106,383,000, respectively.

As of January 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31,
2010, were $149,704,000 and $32,813,000, respectively, resulting in net unrealized appreciation of $116,891,000.

================================================================================

52  | USAA INCOME FUND

================================================================================

(5)  LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned.
Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction.
Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31,
2010, the Fund received securities-lending income of $4,000, which is net of the
20% income retained by Wachovia. As of January 31, 2010, the Fund loaned securities having a fair market value of approximately $2,000 and received cash collateral of $3,000 for the loans. Of this amount, $2,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and
$1,000 remained in cash.

(6)  CAPITAL SHARE TRANSACTIONS

At January 31, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                       SIX-MONTH
                                      PERIOD ENDED              YEAR ENDED
                                       1/31/2010                 7/31/2009
--------------------------------------------------------------------------------
                                   SHARES      AMOUNT       SHARES       AMOUNT
                                  ----------------------------------------------

FUND SHARES:
Shares sold                        29,246     $ 358,802     35,556     $ 399,269
Shares issued from reinvested
   dividends                        4,171        51,279      8,663        96,745
Shares redeemed                   (13,875)     (170,456)   (36,602)     (407,880)
                                  ----------------------------------------------
Net increase from capital
   share transactions              19,542     $ 239,625      7,617     $  88,134
                                  ==============================================
INSTITUTIONAL SHARES
   (INITIATED ON AUGUST 1, 2008):
Shares sold                         5,873     $  72,062      5,248     $  58,888
Shares issued from reinvested
   dividends                          218         2,688        149         1,680
Shares redeemed                      (920)      (11,470)      (365)       (3,961)
                                  ----------------------------------------------
Net increase from capital
   share transactions               5,171     $  63,280      5,032     $  56,607
                                  ==============================================

(7)  TRANSACTIONS WITH MANAGER

A.   MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

     The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper
     A Rated Bond Funds Index over the performance period. The Lipper A Rated
     Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Corporate Debt

================================================================================

54  | USAA INCOME FUND

================================================================================

     Funds A Rated category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

     OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
     RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
     ---------------------------------------------------------------------------
     +/- 0.20% to 0.50%               +/- 0.04%
     +/- 0.51% to 1.00%               +/- 0.05%
     +/- 1.01% and greater            +/- 0.06%

     (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

     Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

     Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

     For the six-month period ended January 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $3,460,000, which included a performance adjustment for the Fund Shares and Institutional
     Shares of $578,000 and $5,000, respectively. For the Fund Shares and
     Institutional Shares, the performance adjustments were 0.05% and 0.01%, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

B.   ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended
     January 31, 2010, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of
     $1,723,000 and $25,000, respectively.

     In addition to the services provided under its Administration and Servicing
     Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2010, the Fund reimbursed the Manager $55,000 for these compliance and legal services.
     These expenses are included in the professional fees on the Fund's statement of operations.

C.   EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2010, to limit the annual expenses of the Institutional Shares to 0.40% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the
     Institutional Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through
     December 1, 2010, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.
     For the six-month period ended January 31, 2010, the Institutional Shares did not incur any reimbursable expenses.

D.   TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
     Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration

================================================================================

56  | USAA INCOME FUND

================================================================================

     and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares'
     average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2010, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,968,000 and $25,000, respectively.

     During the six-month period ended January 31, 2010, SAS reimbursed the Fund
     Shares $419,000 for corrections in fees paid for the administration and servicing of certain accounts.

E.   UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
     Manager receives no commissions or fees for this service.

(8)  TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2010, the Fund recorded a receivable for capital shares sold of $200,000 and a payable for capital shares redeemed of
$2,000 for the Target Funds' purchases and redemptions of Institutional Shares.
As of January 31, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                   0.9%
USAA Target Retirement 2020 Fund                                     1.4
USAA Target Retirement 2030 Fund                                     1.8
USAA Target Retirement 2040 Fund                                     0.8

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(9)  SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

(10)  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs
(Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

58  | USAA INCOME FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                             JANUARY 31,                                        YEAR ENDED JULY 31,
                           -----------------------------------------------------------------------------------------------------
                                 2010                2009              2008             2007               2006             2005
                           -----------------------------------------------------------------------------------------------------

Net asset value at
  beginning of period      $    11.86          $    11.81        $    11.92       $    11.92         $    12.32       $    12.24
                           -----------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .32                 .64               .63              .60                .59              .56
  Net realized and
    unrealized gain (loss)        .64                 .05              (.11)            (.00)(a)           (.41)             .08
                           -----------------------------------------------------------------------------------------------------
Total from investment
  operations                      .96                 .69               .52              .60                .18              .64
                           -----------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.31)               (.64)             (.63)            (.60)              (.58)            (.56)
                           -----------------------------------------------------------------------------------------------------
Net asset value at
  end of period            $    12.51          $    11.86        $    11.81       $    11.92         $    11.92       $    12.32
                           =====================================================================================================
Total return (%)*                8.13(c)             6.38              4.37             5.09(b)            1.50             5.33
Net assets at
  end of period (000)      $2,439,628          $2,080,994        $1,982,924       $1,846,658         $1,751,433       $1,798,881
Ratios to average
  net assets:**
  Expenses (%)(d)                 .65(c),(e)          .65               .63              .62(b)             .59              .55
  Net investment
    income (%)                   5.18(e)             5.76              5.19             4.98               4.81             4.38
Portfolio turnover (%)              5                  17                16               28                 36               24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were
    $2,281,596,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund
    Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) During the period ended January 31, 2010, SAS reimbursed the Fund Shares
    $419,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares'
    total return was less than 0.01%. The reimbursement decreased the Fund
    Shares' expense ratios by 0.04%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

(11) FINANCIAL HIGHLIGHTS (continued) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                   PERIOD ENDED        PERIOD ENDED
                                                    JANUARY 31,          JULY 31,
                                                       2010              2009***
                                                   --------------------------------

Net asset value at beginning of period             $  11.86              $ 11.83
                                                   -----------------------------
Income from investment operations:
 Net investment income                                  .34                  .67(a)
 Net realized and unrealized gain                       .63                  .04(a)
                                                   -----------------------------
Total from investment operations                        .97                  .71(a)
                                                   -----------------------------
Less distributions from:
 Net investment income                                 (.32)                (.68)
                                                   -----------------------------
Net asset value at end of period                   $  12.51              $ 11.86
                                                   =============================
Total return (%)*                                      8.25                 6.52
Net assets at end of period (000)                  $127,609              $59,659
Ratios to average net assets:**(b)
 Expenses (%)(c)                                        .38                  .38
 Net investment income (%)                             5.34                 5.99
Portfolio turnover (%)                                    5                   17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were
    $100,135,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

60  | USAA INCOME FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2009, through
January 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of
5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or

================================================================================

                                                           EXPENSE EXAMPLE |  61

================================================================================

expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                     BEGINNING            ENDING                DURING PERIOD*
                                  ACCOUNT VALUE        ACCOUNT VALUE           AUGUST 1, 2009 -
                                  AUGUST 1, 2009      JANUARY 31, 2010         JANUARY 31, 2010
                                  -------------------------------------------------------------

FUND SHARES
Actual                               $1,000.00           $1,081.30                  $3.20
Hypothetical
  (5% return before expenses)         1,000.00            1,022.13                   3.11

INSTITUTIONAL SHARES
Actual                                1,000.00            1,082.50                   1.99
Hypothetical
  (5% return before expenses)         1,000.00            1,023.29                   1.94

*   Expenses are equal to the annualized expense ratio of 0.61% for Fund Shares and 0.38% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 8.13% for Fund Shares and 8.25% for Institutional Shares
    for the six-month period of August 1, 2009, through January 31, 2010.

================================================================================

62  | USAA INCOME FUND

================================================================================

TRUSTEES                                 Christopher W. Claus
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
                                         Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                           USAA Investment Management Company
INVESTMENT ADVISER,                      P.O. Box 659453
UNDERWRITER, AND                         San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                            State Street Bank and Trust Company
ACCOUNTING AGENT                         P.O. Box 1713
                                         Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                              Ernst & Young LLP
REGISTERED PUBLIC                        100 West Houston St., Suite 1800
ACCOUNTING FIRM                          San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                              Under "Products & Services"
SELF-SERVICE 24/7                        click "Investments," then
AT USAA.COM                              "Mutual Funds"

OR CALL                                  Under "My Accounts" go to
(800) 531-USAA                           "Investments." View account balances,
         (8722)                          or click "I want to...," and select
                                         the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

        USAA
        9800 Fredericksburg Road                              --------------
        San Antonio, TX 78288                                    PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23424-0310                               (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2010

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:     March 31, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     April 1, 2010
         ------------------------------

By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     March 31, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.